UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014*

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2014

MFS® EMERGING MARKETS DEBT FUND

EMD-SEM

MFS® EMERGING MARKETS DEBT FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

It’s a new year, and with it a more sober mood has arrived. During 2013, stocks delivered robust gains across many countries, global regions and economic sectors. It’s too early to draw conclusions for all of 2014, but several weak economic reports have weighed on investors’ minds.

Additionally, concerns have risen that China could stumble as it shifts to a consumer-driven economy, and the U.S. Federal Reserve has started to taper its bond-buying stimulus program, thereby reducing global liquidity. These potential headwinds from the world’s two largest economies have helped cause a flight from emerging markets such as Argentina, Russia, India, Turkey and South Africa. Compounding concerns, some of these countries face their own economic and political challenges. The widespread volatility resulting from all this is a reminder of how interconnected the global economy is.

On the brighter side, U.S. economic reports have remained fairly positive and other major developed markets, including Germany,

Japan and the United Kingdom, have continued to release reasonably strong data. Even the economies of some of the eurozone’s weaker links, including Greece, Portugal and Italy, appear to be growing after a prolonged slump.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	47.1%
Emerging Markets Corporate Bonds	23.0%
Other Government Entity-Emerging Markets Quasi Government	19.6%
Sovereign Developed Markets	1.4%
Developed Markets Corporate Bonds	0.8%
Supranational	0.2%
U.S. Government Securities Hedge (t)	(1.3)%

Composition including fixed income credit quality (a)(i)
AA	0.2%
A	3.4%
BBB	52.1%
BB	21.1%
B	13.6%
CCC	1.2%
Not Rated	(0.8)%
Cash & Other	9.2%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	10.8 yrs.

Issuer country weightings (i)(x)
Mexico	11.9%
Russia	10.7%
United States (includes Cash & Other)	7.9%
Indonesia	6.6%
Brazil	5.7%
Turkey	5.6%
Venezuela	4.2%
Peru	4.1%
Kazakhstan	4.0%
Other Countries	39.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures contracts and options on U.S. Treasury futures contracts with a bond equivalent exposure of (1.3)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 1/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2013 through January 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 through January 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/13	Ending Account Value 1/31/14	Expenses Paid During Period (p) 8/01/13-1/31/14
A	Actual	1.12%	$1,000.00	$995.35	$5.63
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
B	Actual	1.87%	$1,000.00	$991.70	$9.39
	Hypothetical (h)	1.87%	$1,000.00	$1,015.78	$9.50
C	Actual	1.87%	$1,000.00	$991.66	$9.39
	Hypothetical (h)	1.87%	$1,000.00	$1,015.78	$9.50
I	Actual	0.87%	$1,000.00	$997.22	$4.38
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R1	Actual	1.87%	$1,000.00	$991.71	$9.39
	Hypothetical (h)	1.87%	$1,000.00	$1,015.78	$9.50
R2	Actual	1.37%	$1,000.00	$994.87	$6.89
	Hypothetical (h)	1.37%	$1,000.00	$1,018.30	$6.97
R3	Actual	1.12%	$1,000.00	$996.04	$5.63
	Hypothetical (h)	1.12%	$1,000.00	$1,019.56	$5.70
R4	Actual	0.87%	$1,000.00	$997.29	$4.38
	Hypothetical (h)	0.87%	$1,000.00	$1,020.82	$4.43
R5	Actual	0.75%	$1,000.00	$997.85	$3.78
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.3%
Issuer	Shares/Par	Value ($)
Angola - 0.3%
Northern Lights III B.V., 7%, 2019	$18,915,000	$20,144,475

Argentina - 0.5%
Republic of Argentina, 7%, 2015	$30,942,000	$26,309,296
Republic of Argentina, 7%, 2017	3,977,000	2,946,957
Republic of Argentina, FRN, 8.28%, 2033	2,802,674	1,723,644

		$30,979,897
Azerbaijan - 0.5%
State Oil Company of Azerbaijan Republic, 4.75%, 2023	$29,868,000	$28,001,250

Bolivia - 0.2%
Government of Bolivia, 5.95%, 2023 (n)	$13,728,000	$13,796,640

Brazil - 4.8%
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)	$15,485,000	$11,923,450
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	23,946,000	23,347,350
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	12,467,000	12,139,741
Brazil Minas SPE, 5.333%, 2028 (n)	13,355,000	12,119,663
BRF S.A., 5.875%, 2022	5,972,000	5,912,280
BRF S.A., 3.95%, 2023 (n)	10,917,000	9,279,450
BRF S.A., 3.95%, 2023	3,887,000	3,303,950
Cosan Luxembourg S.A., 5%, 2023 (n)	12,302,000	10,487,455
Federative Republic of Brazil, 4.25%, 2025	11,834,000	11,047,039
Federative Republic of Brazil, 8.25%, 2034	12,221,000	15,276,250
Fibria Overseas Finance Ltd., 7.5%, 2020	4,835,000	5,318,500
Fibria Overseas Finance Ltd., 6.75%, 2021	17,370,000	18,933,300
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022 (n)	2,827,000	2,769,753
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	5,547,000	5,748,079
Globo Comunicacoes e Participacoes S.A., 6.25%, 2049	18,856,000	19,539,530
JBS Investments GmbH, 7.75%, 2020 (n)	16,681,000	17,098,025
Marfrig Holding Europe B.V., 11.25%, 2021 (n)	2,673,000	2,609,516
Minerva Luxembourg S.A., 7.75%, 2023	13,760,000	13,381,600
Odebrecht Finance Ltd., 7.125%, 2042 (n)	21,615,000	20,264,063
Odebrecht Finance Ltd., 7.125%, 2042	1,700,000	1,593,750
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	22,372,081	22,819,523
Qgog Constellation S.A., 6.25%, 2019 (n)	20,252,000	19,011,565
Rearden G Holdings Eins GmbH, 7.875%, 2020	14,448,000	14,736,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brazil - continued
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	$11,189,000	$12,028,175

		$290,688,967
Canada - 0.2%
First Quantum Minerals Ltd., 7.25%, 2019 (n)	$13,076,000	$13,304,830
First Quantum Minerals Ltd., 7.25%, 2019	2,162,000	2,199,835

		$15,504,665
Chile - 2.3%
AES Gener S.A., 8.375% to 2019, FRN to 2073 (n)	$9,944,000	$10,441,200
Cencosud S.A., 4.875%, 2023 (n)	4,180,000	3,853,346
Cencosud S.A., 4.875%, 2023	288,000	265,494
E.CL S.A., 5.625%, 2021	18,206,000	19,154,059
Embotelladora Andina S.A., 5%, 2023 (n)	12,829,000	12,910,451
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2024 (z)	6,713,000	6,714,940
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)	26,948,000	26,634,029
Empresa Nacional del Petroleo, 6.25%, 2019	6,492,000	7,185,573
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	8,997,000	9,376,871
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020	12,297,000	12,816,204
Transelec S.A., 4.625%, 2023	400,000	389,792
Transelec S.A., 4.625%, 2023 (n)	15,201,000	14,813,055
VTR Finance B.V., 6.875%, 2024 (z)	14,523,000	14,539,803

		$139,094,817
China - 1.8%
Baidu, Inc., 3.5%, 2022	$16,218,000	$14,863,700
CNPC General Capital Ltd., 3.95%, 2022 (n)	15,047,000	14,618,642
CNPC General Capital Ltd., 3.4%, 2023 (n)	16,648,000	15,285,411
Hyva Global B.V., 8.625%, 2016 (n)	6,435,000	6,402,825
Hyva Global B.V., 8.625%, 2016	10,196,000	10,145,020
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	14,914,000	13,342,363
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	9,703,000	9,457,039
State Grid Overseas Investment (2013) Ltd., 3.125%, 2023 (n)	11,709,000	10,905,938
Tencent Holdings Ltd., 3.375%, 2018 (n)	15,971,000	16,219,796

		$111,240,734
Colombia - 2.5%
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	$14,135,000	$13,498,925
Ecopetrol S.A., 7.375%, 2043	29,437,000	31,791,960
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	5,896,000	6,102,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Colombia - continued
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 2021	$8,604,000	$8,905,140
Millicom International Cellular S.A., 4.75%, 2020 (n)	9,508,000	9,008,830
Millicom International Cellular S.A., 6.625%, 2021 (n)	18,280,000	18,399,003
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	19,919,000	20,914,950
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	22,335,000	20,269,013
Republic of Colombia, 8.125%, 2024	3,475,000	4,395,875
Republic of Colombia, 6.125%, 2041	6,176,000	6,438,480
Republic of Colombia, 5.625%, 2044	10,685,000	10,391,163

		$150,115,699
Costa Rica - 0.1%
Instituto Costarricense, 6.375%, 2043 (n)	$5,301,000	$4,325,616

Cote d’Ivoire - 0.4%
Ivory Coast, 7.774%, 2032	$28,242,000	$24,429,330

Croatia - 2.7%
Republic of Croatia, 6.25%, 2017 (n)	$6,850,000	$7,261,000
Republic of Croatia, 6.625%, 2020	16,096,000	16,981,280
Republic of Croatia, 6.375%, 2021	35,689,000	36,938,115
Republic of Croatia, 5.5%, 2023 (n)	35,468,000	33,783,270
Republic of Croatia, 5.5%, 2023	9,866,000	9,397,365
Republic of Croatia, 6%, 2024 (n)	64,160,000	62,331,440

		$166,692,470
Dominican Republic - 1.9%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$17,735,000	$16,404,875
Dominican Republic, 7.5%, 2021 (n)	4,430,000	4,834,238
Dominican Republic, 7.5%, 2021	21,358,000	23,306,918
Dominican Republic, 6.6%, 2024 (n)	12,906,000	12,873,735
Dominican Republic, 5.875%, 2024 (n)	25,993,000	24,823,315
Dominican Republic, 5.875%, 2024	15,706,000	14,999,230
Dominican Republic, 8.625%, 2027	18,628,000	20,025,100

		$117,267,411
El Salvador - 0.3%
Republic of El Salvador, 7.375%, 2019 (n)	$2,416,000	$2,563,980
Republic of El Salvador, 7.375%, 2019	500,000	530,625
Republic of El Salvador, 7.75%, 2023	5,863,000	6,288,068
Republic of El Salvador, 5.875%, 2025 (n)	7,167,000	6,557,805
Republic of El Salvador, 5.875%, 2025	800,000	732,000

		$16,672,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gabon - 0.3%
Gabonese Republic, 6.375%, 2024 (n)	$18,997,000	$19,519,418

Georgia - 0.1%
JSC Georgian Railway, 7.75%, 2022 (n)	$1,703,000	$1,796,665
Republic of Georgia, 6.875%, 2021 (n)	4,095,000	4,416,458

		$6,213,123
Guatemala - 1.4%
Cementos Progreso Trust Co., 7.125%, 2023 (n)	$13,535,000	$13,771,863
Central American Bottling Corp., 6.75%, 2022 (n)	16,336,000	16,560,620
Central American Bottling Corp., 6.75%, 2022	400,000	405,500
Comcel Trust, 6.875%, 2024 (z)	15,101,000	15,025,495
Industrial Senior Trust, 5.5%, 2022 (n)	15,973,000	14,535,430
Republic of Guatemala, 5.75%, 2022 (n)	15,344,000	15,919,400
Republic of Guatemala, 4.875%, 2028	500,000	445,625
Republic of Guatemala, 4.875%, 2028 (n)	9,494,000	8,461,528

		$85,125,461
Honduras - 0.2%
Republic of Honduras, 8.75%, 2020 (z)	$9,077,000	$9,315,271
Republic of Honduras, 7.5%, 2024	643,000	612,458

		$9,927,729
Hungary - 3.4%
Hungarian Development Bank, 6.25%, 2020 (n)	$19,485,000	$20,118,263
Magyar Export-Import Bank, 5.5%, 2018 (n)	16,719,000	17,304,165
Magyar Export-Import Bank, 5.5%, 2018	14,097,000	14,590,395
Republic of Hungary, 6.25%, 2020	14,531,000	15,548,170
Republic of Hungary, 6.375%, 2021	45,920,000	48,904,800
Republic of Hungary, 5.375%, 2023	53,788,000	52,577,770
Republic of Hungary, 5.75%, 2023	35,380,000	34,893,525
Republic of Hungary, 7.625%, 2041	2,890,000	3,063,400

		$207,000,488
Iceland - 0.8%
Republic of Iceland, 5.875%, 2022 (n)	$17,084,000	$17,886,948
Republic of Iceland, 5.875%, 2022	30,273,000	31,695,831

		$49,582,779
India - 0.2%
Rolta LLC, 10.75%, 2018	$1,200,000	$1,140,000
Rolta LLC, 10.75%, 2018 (n)	13,367,000	12,698,650

		$13,838,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Indonesia - 6.5%
Listrindo Capital B.V., 6.95%, 2019 (n)	$5,886,000	$6,018,435
Majapahit Holding B.V., 7.75%, 2020	14,295,000	15,581,550
Pertamina PT, 5.25%, 2021	16,451,000	15,669,578
Pertamina PT, 4.875%, 2022	11,167,000	10,189,888
Pertamina PT, 6.5%, 2041	7,233,000	6,166,133
Pertamina PT, 6%, 2042 (n)	4,062,000	3,259,755
Pertamina PT, 6%, 2042	30,420,000	24,412,050
Pertamina PT, 5.625%, 2043	12,029,000	9,232,258
Pertamina PT, 5.625%, 2043 (n)	14,971,000	11,490,243
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	3,775,000	3,624,000
PT Perusahaan Listrik Negara, 5.25%, 2042	16,250,000	11,821,875
Republic of Indonesia, 6.875%, 2018 (n)	608,000	677,160
Republic of Indonesia, 6.875%, 2018	18,122,000	20,183,378
Republic of Indonesia, 11.625%, 2019 (n)	1,399,000	1,843,183
Republic of Indonesia, 11.625%, 2019	8,716,000	11,483,330
Republic of Indonesia, 5.875%, 2020 (n)	7,281,000	7,681,455
Republic of Indonesia, 5.875%, 2020	35,930,000	37,906,150
Republic of Indonesia, 4.875%, 2021 (n)	36,349,000	35,849,201
Republic of Indonesia, 4.875%, 2021	52,029,000	51,313,601
Republic of Indonesia, 3.75%, 2022 (n)	13,797,000	12,451,793
Republic of Indonesia, 3.375%, 2023 (n)	4,062,000	3,473,010
Republic of Indonesia, 5.375%, 2023 (n)	40,722,000	40,518,390
Republic of Indonesia, 5.875%, 2024 (z)	14,081,000	14,345,019
Republic of Indonesia, 8.5%, 2035	12,067,000	14,389,898
Republic of Indonesia, 6.75%, 2044 (z)	24,658,000	24,842,935

		$394,424,268
Israel - 0.8%
Altice Financing S.A., 6.5%, 2022 (n)	$8,219,000	$8,342,285
Altice Finco S.A., 8.125%, 2024 (n)	4,959,000	5,182,155
Israel Electric Corp. Ltd., 5.625%, 2018 (n)	17,733,000	18,885,645
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	17,807,000	19,276,078

		$51,686,163
Jamaica - 0.5%
Digicel Group Ltd., 8.25%, 2017 (n)	$4,779,000	$4,955,823
Digicel Group Ltd., 8.25%, 2017	4,363,000	4,524,431
Digicel Group Ltd., 8.25%, 2020 (n)	11,105,000	11,549,200
Digicel Group Ltd., 6%, 2021 (n)	8,911,000	8,643,670

		$29,673,124
Kazakhstan - 3.9%
Development Bank of Kazakhstan, 4.125%, 2022 (n)	$34,804,000	$31,149,580
Development Bank of Kazakhstan, 4.125%, 2022	58,858,000	52,677,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kazakhstan - continued
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		$8,839,000	$9,616,832
KazAgro National Management Holding, 4.625%, 2023 (n)		77,762,000	70,374,610
KazAgro National Management Holding, 4.625%, 2023		13,565,000	12,276,325
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)		13,246,000	13,080,425
Kazakhstan Temir Zholy Co., 6.95%, 2042		20,080,000	19,829,000
KazMunayGas National Co., 4.4%, 2023 (n)		7,360,000	6,679,200
KazMunayGas National Co., 5.75%, 2043 (n)		13,725,000	11,612,997
KazMunayGas National Co., 5.75%, 2043		15,218,000	12,876,254

			$240,173,133
Latvia - 0.6%
Republic of Latvia, 5.25%, 2017 (n)		$13,508,000	$14,689,950
Republic of Latvia, 5.25%, 2017		4,315,000	4,692,563
Republic of Latvia, 5.25%, 2021		13,642,000	14,750,413

			$34,132,926
Lithuania - 0.7%
Republic of Lithuania, 6.125%, 2021 (n)		$17,274,000	$19,472,980
Republic of Lithuania, 6.125%, 2021		976,000	1,100,245
Republic of Lithuania, 6.625%, 2022 (n)		16,382,000	19,023,598
Republic of Lithuania, 6.625%, 2022		2,000,000	2,322,500

			$41,919,323
Malaysia - 0.3%
Petronas Capital Ltd., 5.25%, 2019 (n)		$4,825,000	$5,376,884
Petronas Capital Ltd., 5.25%, 2019		14,004,000	15,605,778

			$20,982,662
Mexico - 11.8%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	126,330,000	$8,546,035
Banco Santander S.A., 4.125%, 2022 (n)		$11,805,000	11,037,675
Banco Santander S.A., FRN, 5.95%, 2024 (n)		8,443,000	8,580,199
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		6,832,000	7,335,860
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		13,351,000	14,302,259
BBVA Bancomer S.A. de C.V., 6.75%, 2022		18,665,000	19,994,881
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)		9,199,000	9,336,985
CEMEX S.A.B. de C.V., 9.25%, 2020		6,566,000	7,101,129
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		20,413,000	20,974,358
Comision Federal de Electricidad, 4.875%, 2021 (n)		9,646,000	9,935,380
Comision Federal de Electricidad, 4.875%, 2021		4,600,000	4,738,000
Comision Federal de Electricidad, 4.875%, 2024 (n)		23,039,000	22,751,013
Comision Federal de Electricidad, 5.75%, 2042		400,000	371,000
Comision Federal de Electricidad, 5.75%, 2042 (n)		12,636,000	11,719,890
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)		6,864,000	6,932,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
Empresas ICA S.A.B. de C.V., 8.375%, 2017		$7,180,000	$7,251,800
Empresas ICA S.A.B. de C.V., 8.9%, 2021		13,093,000	13,223,930
Fibra Uno, REIT, 6.95%, 2044 (z)		19,748,000	18,958,080
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020		3,184,000	3,323,300
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		15,937,000	16,634,244
Grupo KUO S.A.B de C.V., 6.25%, 2022 (n)		11,332,000	11,303,670
Grupo KUO S.A.B de C.V., 6.25%, 2022		6,949,000	6,931,628
Grupo Posadas S.A.B. de C.V., 7.875%, 2017 (n)		15,881,000	16,059,661
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		2,600,000	2,629,250
Mexichem S.A.B. de C.V., 6.75%, 2042		22,077,000	20,641,995
Office Depot de Mexico S.A. de C.V., 6.875%, 2020 (n)		17,874,000	18,347,661
Pemex Project Funding Master Trust, 6.625%, 2035		10,873,000	11,343,703
Pemex Project Funding Master Trust, 6.625%, 2038		7,601,000	7,786,989
Petroleos Mexicanos, 6%, 2020		12,164,000	13,426,015
Petroleos Mexicanos, 5.5%, 2021		5,833,000	6,212,145
Petroleos Mexicanos, 4.875%, 2024		12,584,000	12,543,693
Petroleos Mexicanos, 6.375%, 2045 (z)		14,207,000	14,208,321
Petroleos Mexicanos, FRN, 2.256%, 2018		11,881,000	12,237,430
Playa Resorts Holdings B.V., 8%, 2020 (n)		6,517,000	6,940,605
Red de Carreteras de Occidente SAPIB de C.V., 9%, 2028 (n)	MXN	333,510,000	21,840,641
Red de Carreteras de Occidente SAPIB de C.V., 9%, 2028	MXN	11,000,000	720,359
United Mexican States, 3.625%, 2022		$159,816,000	157,258,944
United Mexican States, 4%, 2023		103,282,000	101,732,770
United Mexican States, 6.05%, 2040		8,920,000	9,455,200
United Mexican States, 5.55%, 2045		2,650,000	2,616,875
United Mexican States, 5.75%, 2110		40,339,000	36,708,490

			$713,994,703
Nigeria - 0.5%
Afren PLC, 11.5%, 2016 (n)		$4,923,000	$5,636,835
Afren PLC, 10.25%, 2019 (n)		10,367,000	11,906,500
Afren PLC, 10.25%, 2019		400,000	459,400
Afren PLC, 6.625%, 2020 (n)		10,617,000	10,563,915

			$28,566,650
Pakistan - 0.3%
Islamic Republic of Pakistan, 6.875%, 2017		$7,492,000	$7,417,080
Islamic Republic of Pakistan, 7.875%, 2036		11,117,000	9,310,488

			$16,727,568
Panama - 1.1%
MMG S.A., 6.75%, 2023 (n)		$10,077,000	$9,510,169
Panama Canal Railway Co., 7%, 2026 (n)		1,073,190	1,030,262

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Panama - continued
Panama Canal Railway Co., 7%, 2026	$5,493,526	$5,273,785
Republic of Panama, 5.2%, 2020	12,524,000	13,601,064
Republic of Panama, 7.125%, 2026	5,273,000	6,327,600
Republic of Panama, 8.875%, 2027	6,932,000	9,254,220
Republic of Panama, 9.375%, 2029	7,204,000	9,941,520
Republic of Panama, 6.7%, 2036	8,233,000	9,200,378

		$64,138,998
Paraguay - 0.8%
Republic of Paraguay, 4.625%, 2023 (n)	$21,438,000	$20,634,075
Republic of Paraguay, 4.625%, 2023	6,553,000	6,307,263
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)	16,819,000	17,155,380
Telefonica Celular del Paraguay S.A., 6.75%, 2022	1,927,000	1,965,540

		$46,062,258
Peru - 4.0%
Ajecorp B.V., 6.5%, 2022 (n)	$16,070,000	$15,346,850
Ajecorp B.V., 6.5%, 2022	1,800,000	1,719,000
Alicorp S.A.A., 3.875%, 2023	8,331,000	7,487,486
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	23,850,000	23,671,125
Banco de Credito del Peru, FRN, 6.125%, 2027	2,359,000	2,341,308
BBVA Banco Continental S.A., 5%, 2022 (n)	15,898,000	15,798,638
BBVA Banco Continental S.A., 5%, 2022	2,463,000	2,447,606
Cementos Pacasmayo S.A.A., 4.5%, 2023	14,948,000	13,378,460
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	18,072,000	17,755,740
Corporacion Lindley S.A., 6.75%, 2021	4,302,000	4,500,968
Corporacion Lindley S.A., 6.75%, 2021 (n)	7,398,000	7,740,158
Corporacion Lindley S.A., 4.625%, 2023 (n)	7,579,000	6,811,626
El Fondo Mivivienda S.A., 3.5%, 2023 (n)	6,728,000	5,971,100
El Fondo Mivivienda S.A., 3.5%, 2023	893,000	792,538
Ferreycorp S.A.A., 4.875%, 2020	5,859,000	5,360,985
Ferreycorp S.A.A., 4.875%, 2020 (n)	14,791,000	13,533,765
Gas Natural de Lima y Callao S.A., 4.375%, 2023	9,808,000	9,072,400
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	160,547	186,234
IIRSA Norte Finance Ltd., 8.75%, 2024	2,637,282	3,059,247
Inkia Energy Ltd., 8.375%, 2021	9,550,000	10,254,313
Minsur S.A., 6.25%, 2024 (z)	11,066,000	10,864,931
Republic of Peru, 7.35%, 2025	9,023,000	11,233,635
Republic of Peru, 5.625%, 2050	8,359,000	8,296,308
San Miguel Industrias PET S.A., 7.75%, 2020 (n)	11,417,000	11,747,153
Southern Copper Corp., 6.75%, 2040	15,356,000	14,817,312
Southern Copper Corp., 5.25%, 2042	7,911,000	6,368,466
Transport de Gas Peru, 4.25%, 2028 (n)	17,910,000	15,492,150

		$246,049,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Philippines - 3.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)	$2,747,000	$3,392,545
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024	15,210,000	18,784,350
Republic of Philippines, 9.375%, 2017	7,251,000	8,819,029
Republic of Philippines, 5.5%, 2026	70,887,000	77,975,700
Republic of Philippines, 6.375%, 2032	27,550,000	32,440,125
Republic of Philippines, 6.375%, 2034	52,792,000	62,822,480

		$204,234,229
Poland - 0.8%
Eileme 2 AB, 11.625%, 2020 (n)	$8,078,000	$9,602,723
PKO Finance AB, 4.63%, 2022 (n)	6,975,000	7,009,875
Republic of Poland, 5.125%, 2021	12,618,000	13,728,384
Republic of Poland, 5%, 2022	14,607,000	15,629,490

		$45,970,472
Qatar - 0.5%
Qtel International Finance Ltd., 3.875%, 2028 (n)	$5,116,000	$4,502,080
Qtel International Finance Ltd., 3.875%, 2028	293,000	257,840
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	5,011,000	5,912,980
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	4,152,539	4,443,217
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 2027	6,052,000	6,430,250
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 2027	5,904,000	6,552,135

		$28,098,502
Romania - 2.4%
Republic of Romania, 6.75%, 2022 (n)	$9,168,000	$10,348,380
Republic of Romania, 6.75%, 2022	29,816,000	33,654,810
Republic of Romania, 4.375%, 2023 (n)	37,238,000	35,329,553
Republic of Romania, 4.375%, 2023	29,050,000	27,561,188
Republic of Romania, 4.875%, 2024 (z)	19,820,000	19,526,630
Republic of Romania, 6.125%, 2044 (z)	20,518,000	20,113,775

		$146,534,336
Russia - 10.0%
Alfa Bank, 7.5%, 2019 (n)	$14,497,000	$15,366,820
Far East Capital Ltd. S.A., 8%, 2018	4,906,000	4,378,605
Far Eastern Shipping Co., 8%, 2018 (n)	6,884,000	6,143,970
Far Eastern Shipping Co., 8.75%, 2020 (n)	3,806,000	3,368,310
Gaz Capital S.A., 5.999%, 2021 (n)	18,540,000	19,212,075
Gaz Capital S.A., 4.95%, 2028 (n)	32,704,000	28,125,440
Gaz Capital S.A., 7.288%, 2037	27,648,000	28,788,480
Gazprom Neft, 4.375%, 2022 (n)	6,684,000	6,032,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Russia - continued
Gazprom Neft, 4.375%, 2022	$574,000	$518,035
Gazprom Neft, 6%, 2023 (n)	33,780,000	33,695,550
LUKOIL International Finance B.V., 4.563%, 2023 (n)	15,692,000	14,475,870
LUKOIL International Finance B.V., 4.563%, 2023	20,650,000	19,049,625
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	15,897,000	15,261,120
Mobile TeleSystems OJSC, 8.625%, 2020	11,286,000	13,176,405
MTS International Funding Ltd., 5%, 2023 (n)	18,327,000	16,860,840
Novatek Finance Ltd., 6.604%, 2021	7,539,000	8,172,276
OJSC Russian Agricultural Bank, 5.1%, 2018 (n)	11,769,000	11,901,401
Russian Federation, 5%, 2020 (n)	24,500,000	26,000,625
Russian Federation, 5%, 2020	32,700,000	34,702,875
Russian Federation, 4.5%, 2022 (n)	6,600,000	6,593,400
Russian Federation, 4.875%, 2023 (n)	21,000,000	21,052,500
Russian Federation, 7.5%, 2030	116,336,780	133,961,802
Russian Federation, 5.875%, 2043 (n)	20,400,000	20,170,500
Sberbank of Russia, 6.125%, 2022 (n)	2,456,000	2,560,380
Sberbank of Russia, 6.125%, 2022	8,127,000	8,472,398
SIBUR Securities Ltd., 3.914%, 2018 (n)	14,921,000	14,324,160
SIBUR Securities Ltd., 3.914%, 2018	25,076,000	24,072,960
TMK Capital S.A., 6.75%, 2020 (n)	8,326,000	7,972,811
VimpelCom Ltd., 7.504%, 2022	11,421,000	11,863,564
VimpelCom Ltd., 5.95%, 2023	6,723,000	6,302,813
Vnesheconombank, 6.025%, 2022 (n)	10,404,000	10,482,030
Vnesheconombank, 5.942%, 2023 (n)	17,005,000	16,771,181
VTB Capital S.A., 6%, 2017 (n)	13,601,000	14,434,061
VTB Capital S.A., 6%, 2017	3,796,000	4,028,505

		$608,293,697
Serbia - 0.6%
Republic of Serbia, 5.25%, 2017 (n)	$5,966,000	$6,025,660
Republic of Serbia, 5.875%, 2018 (n)	10,852,000	10,987,650
Republic of Serbia, 4.875%, 2020	3,250,000	3,095,625
Republic of Serbia, 6.75%, 2024	19,394,334	19,151,905

		$39,260,840
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$17,130,000	$17,590,574
DBS Bank Ltd., 3.625% to 2017, FRN to 2022	900,000	924,198

		$18,514,772
Slovenia - 0.3%
Republic of Slovenia, 5.5%, 2022	$9,496,000	$9,496,000
Republic of Slovenia, 5.85%, 2023	6,297,000	6,415,006

		$15,911,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
South Africa - 0.8%
Eskom Holdings SOC Ltd., 6.75%, 2023 (n)	$11,718,000	$11,805,885
Myriad International Holdings B.V., 6%, 2020 (n)	13,351,000	14,018,550
Republic of South Africa, 6.875%, 2019	5,645,000	6,350,625
Republic of South Africa, 5.875%, 2025	12,247,000	12,522,558
Transnet SOC Ltd., 4%, 2022 (n)	8,248,000	7,224,836

		$51,922,454
Sri Lanka - 0.5%
Bank of Ceylon, 6.875%, 2017 (n)	$1,203,000	$1,230,068
Bank of Ceylon, 6.875%, 2017	6,849,000	7,003,103
National Savings Bank, 8.875%, 2018 (n)	10,572,000	11,312,040
Republic of Sri Lanka, 6.25%, 2020 (n)	6,450,000	6,450,000
Republic of Sri Lanka, 6.25%, 2020	1,755,000	1,755,000

		$27,750,211
Supranational - 0.2%
Eurasian Development Bank, 4.767%, 2022 (n)	$9,931,000	$9,611,023

Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	$2,286,000	$2,843,213
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	2,583,000	3,212,606
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	10,331,042	10,937,990
Republic of Trinidad & Tobago, 4.375%, 2024 (n)	4,686,000	4,826,580

		$21,820,389
Turkey - 5.5%
Arcelik A.S., 5%, 2023 (n)	$9,050,000	$7,739,560
Republic of Turkey, 6.75%, 2018	3,022,000	3,271,315
Republic of Turkey, 7%, 2019	15,272,000	16,632,430
Republic of Turkey, 7.5%, 2019	29,798,000	33,135,376
Republic of Turkey, 7%, 2020	37,941,000	41,165,985
Republic of Turkey, 5.625%, 2021	42,474,000	42,420,908
Republic of Turkey, 5.125%, 2022	39,282,000	37,533,951
Republic of Turkey, 6.25%, 2022	38,556,000	39,473,633
Republic of Turkey, 5.75%, 2024	34,457,000	33,940,145
Republic of Turkey, 7.375%, 2025	46,943,000	50,874,476
Republic of Turkey, 6%, 2041	28,397,000	25,344,323
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	1,808,000	1,799,141

		$333,331,243
Ukraine - 1.2%
Biz Finance PLC, 8.375%, 2015	$21,666,000	$19,499,400
Government of Ukraine, 6.25%, 2016 (n)	5,546,000	4,992,509
Government of Ukraine, 6.25%, 2016	897,000	807,479

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Ukraine - continued
Government of Ukraine, 7.8%, 2022	$5,525,000	$4,668,625
Government of Ukraine, 7.5%, 2023	10,678,000	9,049,605
Naftogaz Ukraine, 9.5%, 2014	14,912,000	14,166,400
State Export-Import Bank of Ukraine, 8.75%, 2018	15,967,000	13,007,676
Ukrainian State Railways, 9.5%, 2018 (n)	5,821,000	5,035,165

		$71,226,859
United Arab Emirates - 0.6%
Dolphin Energy Ltd., 5.5%, 2021 (n)	$14,560,000	$15,998,528
Dolphin Energy Ltd., 5.5%, 2021	1,024,000	1,125,171
Topaz Marine S.A., 8.625%, 2018 (n)	17,058,000	17,313,870

		$34,437,569
Uruguay - 0.8%
Navios South American Logistics, Inc., 9.25%, 2019	$9,198,000	$9,853,358
Oriental Republic of Uruguay, 4.5%, 2024	42,370,233	41,787,642

		$51,641,000
Venezuela - 4.0%
Petroleos de Venezuela S.A., 8.5%, 2017	$4,550,000	$3,530,800
Republic of Venezuela, 7%, 2018	5,361,000	3,645,480
Republic of Venezuela, 7.75%, 2019	91,173,000	60,630,045
Republic of Venezuela, 12.75%, 2022	11,284,000	9,252,880
Republic of Venezuela, 9%, 2023	11,233,000	7,189,120
Republic of Venezuela, 8.25%, 2024	28,802,000	17,281,200
Republic of Venezuela, 7.65%, 2025	33,053,000	19,170,740
Republic of Venezuela, 11.75%, 2026	61,896,000	46,267,260
Republic of Venezuela, 9.25%, 2027	28,601,000	18,876,660
Republic of Venezuela, 11.95%, 2031	55,534,000	41,095,160
Republic of Venezuela, 7%, 2038	31,321,000	17,383,131

		$244,322,476
Vietnam - 0.3%
Republic of Vietnam, 6.875%, 2016	$2,309,000	$2,453,313
Republic of Vietnam, 6.75%, 2020	15,184,000	16,398,720

		$18,852,033
Total Bonds (Identified Cost, $5,488,589,055)		$5,420,426,486

Loans - 0.2%
Brazil - 0.2%
State of Santa Catarina, 4%, 2022 (Identified Cost, $12,225,475)	$11,548,000	$10,728,092

Portfolio of Investments (unaudited) – continued

Call Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Par Amount of Contracts	Value ($)
USD Currency - February 2014 @ EUR 0.7463 (Premiums Paid, $520,231)	$64,487,500	$167,925

	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Note 5 year Futures - February 2014 @ $119.50 (Premiums Paid, $512,757)	1,051	$82,109

Issuer	Shares/Par
Money Market Funds - 9.9%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	600,995,174	$600,995,174
Total Investments (Identified Cost, $6,102,842,692)		$6,032,399,786

Other Assets, Less Liabilities - 0.6%		38,235,901
Net Assets - 100.0%		$6,070,635,687

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,145,423,315 representing 35.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Comcel Trust, 6.875%, 2024	1/30/14	$14,834,165	$15,025,495
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2024	1/28/14	6,662,384	6,714,940
Fibra Uno, REIT, 6.95%, 2044	1/23/14	19,172,772	18,958,080
Minsur S.A., 6.25%, 2024	1/31/14	10,864,931	10,864,931
Petroleos Mexicanos, 6.375%, 2045	1/15/14	14,100,759	14,208,321
Republic of Honduras, 8.75%, 2020	1/06/14-1/08/14	9,416,778	9,315,271
Republic of Indonesia, 5.875%, 2024	1/07/14	14,002,563	14,345,019
Republic of Indonesia, 6.75%, 2044	1/07/14-1/08/14	24,424,620	24,842,935
Republic of Romania, 4.875%, 2024	1/14/14	19,595,133	19,526,630

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Republic of Romania, 6.125%, 2044	1/14/14	$20,150,641	$20,113,775
VTR Finance B.V., 6.875%, 2024	1/17/14	14,523,000	14,539,803
Total Restricted Securities			$168,455,200
% of Net assets			2.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	34,324,000	2/04/14-4/02/14	$14,011,388	$14,114,754	$103,366
BUY	BRL	Deutsche Bank AG	32,472,000	2/03/14-2/04/14	13,390,045	13,455,713	65,668
BUY	BRL	JPMorgan Chase Bank N.A.	15,029,000	2/04/14	6,194,205	6,227,701	33,496
SELL	BRL	Deutsche Bank AG	32,472,000	2/03/14-2/04/14	13,516,849	13,455,713	61,136
SELL	BRL	JPMorgan Chase Bank N.A.	15,029,000	2/04/14	6,362,828	6,227,701	135,127
BUY	CNY	JPMorgan Chase Bank N.A.	76,998,000	3/20/14	12,591,660	12,697,413	105,753

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	COP	Deutsche Bank AG	6,138,149,000	3/17/14	$3,041,699	$3,036,303	$5,396
SELL	EUR	Barclays Bank PLC	12,390,000	4/11/14	16,918,731	16,710,871	207,860
BUY	KRW	Barclays Bank PLC	13,253,134,000	3/03/14	12,273,693	12,360,343	86,650
SELL	MXN	Morgan Stanley Capital Services, Inc.	56,900,000	4/11/14	4,232,908	4,232,461	447
SELL	MYR	Deutsche Bank AG	10,887,000	2/05/14	3,262,022	3,253,057	8,965
SELL	MYR	JPMorgan Chase Bank N.A.	25,894,000	2/05/14	7,766,647	7,737,178	29,469
SELL	MYR	Merrill Lynch International Bank	4,795,000	3/21/14	1,452,810	1,428,972	23,838
SELL	PEN	Merrill Lynch International Bank	17,447,000	3/17/14	6,130,358	6,124,735	5,623
SELL	PHP	Deutsche Bank AG	566,785,000	2/13/14	12,525,635	12,504,072	21,563
BUY	TRY	JPMorgan Chase Bank N.A.	28,737,000	2/28/14	12,339,832	12,621,980	282,148
SELL	ZAR	Barclays Bank PLC	1,378,000	2/18/14	127,095	123,749	3,346

							$1,179,851

Liability Derivatives
BUY	BRL	UBS AG	47,520,000	2/04/14	$20,372,117	$19,691,288	$(680,829)
SELL	BRL	Barclays Bank PLC	17,162,000	2/04/14	7,039,377	7,111,572	(72,195)
SELL	BRL	Deutsche Bank AG	17,143,000	4/02/14	6,965,868	6,995,430	(29,562)
SELL	BRL	UBS AG	47,520,000	2/04/14	19,585,377	19,691,288	(105,911)
BUY	COP	Deutsche Bank AG	6,157,367,000	3/17/14	3,152,774	3,045,810	(106,964)
BUY	COP	JPMorgan Chase Bank N.A.	20,935,377,000	3/17/14	10,733,339	10,355,916	(377,423)
BUY	INR	Deutsche Bank AG	415,606,000	2/13/14	6,689,835	6,619,238	(70,597)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	INR	JPMorgan Chase Bank N.A.	1,741,016,000	2/28/14-4/10/14	$27,873,418	$27,509,182	$(364,236)
BUY	INR	Merrill Lynch International Bank	409,107,000	3/18/14	6,573,056	6,465,630	(107,426)
BUY	KRW	Barclays Bank PLC	9,917,633,000	3/04/14	9,260,162	9,248,935	(11,227)
SELL	KRW	Barclays Bank PLC	11,153,456,000	3/03/14-3/04/14	10,288,106	10,401,713	(113,607)
BUY	MXN	Barclays Bank PLC	165,043,000	2/24/14	12,433,554	12,321,331	(112,223)
BUY	MXN	Deutsche Bank AG	651,470,035	2/24/14-4/16/14	49,117,171	48,598,642	(518,529)
BUY	MXN	JPMorgan Chase Bank N.A.	448,185,900	2/24/14-4/16/14	33,904,795	33,361,940	(542,855)
BUY	MYR	Deutsche Bank AG	21,774,000	2/05/14-3/31/14	6,628,511	6,495,528	(132,983)
BUY	MYR	JPMorgan Chase Bank N.A.	51,788,000	2/05/14-3/31/14	15,782,290	15,449,179	(333,111)
BUY	PEN	Barclays Bank PLC	17,566,000	3/17/14	6,210,359	6,166,510	(43,849)
BUY	PEN	JPMorgan Chase Bank N.A.	26,398,000	2/07/14	9,359,333	9,343,598	(15,735)
SELL	PEN	JPMorgan Chase Bank N.A.	26,561,000	2/07/14	9,395,472	9,401,292	(5,820)
BUY	PHP	Barclays Bank PLC	138,897,000	2/13/14	3,142,822	3,064,263	(78,559)
BUY	PHP	JPMorgan Chase Bank N.A.	426,606,000	2/13/14	9,656,089	9,411,526	(244,563)
BUY	PLN	Deutsche Bank AG	41,183,000	2/18/14	13,384,662	13,053,456	(331,206)
BUY	TRY	JPMorgan Chase Bank N.A.	20,131,000	2/28/14	8,853,851	8,842,017	(11,834)

							$(4,411,244)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	500	$62,875,000	March - 2014	$(465,813)

Swap Agreements at 1/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
3/20/24	USD	700,000	Barclays Bank PLC (a)	1.00% (fixed rate)	(1)	$(88,074)
3/20/24	USD	2,919,000	Deutsche Bank AG (b)	1.00% (fixed rate)	(1)	(367,270)
3/20/24	USD	31,365,000	Goldman Sachs International (c)	1.00% (fixed rate)	(1)	(3,946,356)
3/20/24	USD	11,042,000	Morgan Stanley Capital Services, Inc. (d)	1.00% (fixed rate)	(1)	(1,389,308)
3/20/24	USD	36,694,000	Merrill Lynch International (e)	1.00% (fixed rate)	(2)	(4,410,137)

						$(10,201,145)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $76,227.
(b)	Net unamortized premiums received by the fund amounted to $317,867.
(c)	Net unamortized premiums received by the fund amounted to $3,415,513.
(d)	Net unamortized premiums received by the fund amounted to $1,202,426.
(e)	Net unamortized premiums received by the fund amounted to $3,705,203.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2014, the fund had cash collateral of $12,610,794 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,501,847,518)	$5,431,404,612
Underlying affiliated funds, at cost and value	600,995,174
Total investments, at value (identified cost, $6,102,842,692)	$6,032,399,786
Restricted cash	12,610,794
Receivables for
Forward foreign currency exchange contracts	1,179,851
Investments sold	46,570,673
Fund shares sold	24,316,916
Interest	90,121,735
Other assets	37,460
Total assets	$6,207,237,215
Liabilities
Payable to custodian	$601,763
Payables for
Distributions	2,216,845
Forward foreign currency exchange contracts	4,411,244
Daily variation margin on open futures contracts	148,438
Investments purchased	68,161,231
Fund shares reacquired	41,262,813
Swaps, at value (net unamortized premiums received, $8,717,236)	10,201,145
Payable to affiliates
Investment adviser	214,757
Shareholder servicing costs	5,075,800
Distribution and service fees	44,982
Payable for independent Trustees’ compensation	7,525
Deferred country tax expense payable	2,832,211
Accrued expenses and other liabilities	1,422,774
Total liabilities	$136,601,528
Net assets	$6,070,635,687
Net assets consist of
Paid-in capital	$6,329,693,271
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $635,013 deferred country tax)	(76,267,643)
Accumulated distributions in excess of net realized gain on investments and foreign currency	(163,557,904)
Accumulated distributions in excess of net investment income	(19,232,037)
Net assets	$6,070,635,687
Shares of beneficial interest outstanding	423,377,512

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,415,517,569	98,648,337	$14.35
Class B	48,325,626	3,355,454	14.40
Class C	384,226,039	26,708,858	14.39
Class I	3,466,461,383	242,024,717	14.32
Class R1	769,343	53,383	14.41
Class R2	27,030,773	1,875,994	14.41
Class R3	55,292,670	3,848,470	14.37
Class R4	71,137,246	4,955,797	14.35
Class R5	601,875,038	41,906,502	14.36

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.07 [100 / 95.25 x $14.35]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$182,209,055
Dividends from underlying affiliated funds	302,935
Foreign taxes withheld	(4,063)
Total investment income	$182,507,927
Expenses
Management fee	$23,311,564
Distribution and service fees	4,690,640
Shareholder servicing costs	3,792,974
Administrative services fee	242,424
Independent Trustees’ compensation	48,616
Custodian fee	283,884
Shareholder communications	1,423,691
Audit and tax fees	34,588
Legal fees	34,260
Miscellaneous	290,168
Total expenses	$34,152,809
Fees paid indirectly	(3,771)
Reduction of expenses by investment adviser and distributor	(1,089,248)
Net expenses	$33,059,790
Net investment income	$149,448,137
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(90,078,068)
Futures contracts	(2,158,860)
Swap agreements	1,566,129
Foreign currency	(5,394,920)
Net realized gain (loss) on investments and foreign currency	$(96,065,719)
Change in unrealized appreciation (depreciation)
Investments (net of $348,516 decrease in deferred country tax)	$(71,722,814)
Futures contracts	1,433,965
Swap agreements	(2,330,317)
Translation of assets and liabilities in foreign currencies	(1,348,478)
Net unrealized gain (loss) on investments and foreign currency translation	$(73,967,644)
Net realized and unrealized gain (loss) on investments and foreign currency	$(170,033,363)
Change in net assets from operations	$(20,585,226)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/14 (unaudited)	Year ended 7/31/13
From operations
Net investment income	$149,448,137	$291,023,292
Net realized gain (loss) on investments and foreign currency	(96,065,719)	57,904,068
Net unrealized gain (loss) on investments and foreign currency translation	(73,967,644)	(468,736,194)
Change in net assets from operations	$(20,585,226)	$(119,808,834)
Distributions declared to shareholders
From net investment income	$(153,502,187)	$(317,106,262)
From net realized gain on investments	(29,597,756)	(42,452,967)
Total distributions declared to shareholders	$(183,099,943)	$(359,559,229)
Change in net assets from fund share transactions	$(451,271,162)	$1,803,725,681
Total change in net assets	$(654,956,331)	$1,324,357,618
Net assets
At beginning of period	6,725,592,018	5,401,234,400
At end of period (including accumulated distributions in excess of net investment income of $19,232,037 and $15,177,987, respectively)	$6,070,635,687	$6,725,592,018

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.82		$15.72	$15.01	$14.80	$13.16	$13.43
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.67	$0.70	$0.71	$0.75	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.72)	0.84	0.54	1.74	(0.18)
Total from investment operations	$(0.06)		$(0.05)	$1.54	$1.25	$2.49	$0.61
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.74)	$(0.78)	$(0.73)	$(0.85)	$(0.88)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.41)		$(0.85)	$(0.83)	$(1.04)	$(0.85)	$(0.88)
Net asset value, end of period (x)	$14.35		$14.82	$15.72	$15.01	$14.80	$13.16
Total return (%) (r)(s)(t)(x)	(0.47	)(n)	(0.59)	10.68	8.80	19.39	5.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.16	1.13	1.15	1.19	1.40
Expenses after expense reductions (f)	1.12	(a)	1.12	1.11	1.14	1.19	1.34
Net investment income	4.43	(a)	4.23	4.73	4.83	5.29	6.59
Portfolio turnover	32	(n)	66	52	80	100	109
Net assets at end of period (000 omitted)	$1,415,518		$1,759,552	$1,269,864	$1,123,447	$1,014,705	$405,619

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.88		$15.78	$15.07	$14.85	$13.21	$13.48
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.56	$0.60	$0.61	$0.66	$0.71
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		(0.73)	0.83	0.54	1.72	(0.19)
Total from investment operations	$(0.13)		$(0.17)	$1.43	$1.15	$2.38	$0.52
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.62)	$(0.67)	$(0.62)	$(0.74)	$(0.79)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.35)		$(0.73)	$(0.72)	$(0.93)	$(0.74)	$(0.79)
Net asset value, end of period (x)	$14.40		$14.88	$15.78	$15.07	$14.85	$13.21
Total return (%) (r)(s)(t)(x)	(0.90	)(n)	(1.31)	9.84	8.06	18.46	4.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.90	1.88	1.90	1.94	2.10
Expenses after expense reductions (f)	1.87	(a)	1.87	1.86	1.89	1.94	2.10
Net investment income	3.68	(a)	3.51	3.98	4.09	4.61	5.88
Portfolio turnover	32	(n)	66	52	80	100	109
Net assets at end of period (000 omitted)	$48,326		$58,752	$57,860	$46,190	$33,123	$17,316

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class C			2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.86		$15.76	$15.05	$14.84	$13.20	$13.48
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.56	$0.59	$0.61	$0.63	$0.70
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.73)	0.84	0.53	1.75	(0.19)
Total from investment operations	$(0.12)		$(0.17)	$1.43	$1.14	$2.38	$0.51
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.62)	$(0.67)	$(0.62)	$(0.74)	$(0.79)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.35)		$(0.73)	$(0.72)	$(0.93)	$(0.74)	$(0.79)
Net asset value, end of period (x)	$14.39		$14.86	$15.76	$15.05	$14.84	$13.20
Total return (%) (r)(s)(t)(x)	(0.84	)(n)	(1.32)	9.85	7.99	18.47	4.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.90	1.88	1.90	1.94	2.09
Expenses after expense reductions (f)	1.87	(a)	1.87	1.86	1.89	1.94	2.09
Net investment income	3.69	(a)	3.50	3.97	4.09	4.44	5.83
Portfolio turnover	32	(n)	66	52	80	100	109
Net assets at end of period (000 omitted)	$384,226		$508,561	$491,457	$390,816	$263,226	$53,151

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class I			2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.79		$15.69	$14.98	$14.77	$13.13	$13.42
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.72	$0.73	$0.75	$0.78	$0.83
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.73)	0.84	0.53	1.74	(0.21)
Total from investment operations	$(0.05)		$(0.01)	$1.57	$1.28	$2.52	$0.62
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.78)	$(0.81)	$(0.76)	$(0.88)	$(0.91)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.42)		$(0.89)	$(0.86)	$(1.07)	$(0.88)	$(0.91)
Net asset value, end of period (x)	$14.32		$14.79	$15.69	$14.98	$14.77	$13.13
Total return (%) (r)(s)(x)	(0.35	)(n)	(0.35)	10.97	9.08	19.71	5.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.88	0.90	0.95	1.06
Expenses after expense reductions (f)	0.87	(a)	0.87	0.86	0.89	0.94	1.06
Net investment income	4.67	(a)	4.50	4.92	5.10	5.50	6.70
Portfolio turnover	32	(n)	66	52	80	100	109
Net assets at end of period (000 omitted)	$3,466,461		$3,793,125	$3,148,303	$1,633,849	$992,622	$279,983

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class R1			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$14.88		$15.79	$15.07	$14.86	$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.56	$0.59	$0.61	$0.66	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.74)	0.85	0.53	1.73	2.53	(g)
Total from investment operations	$(0.12)		$(0.18)	$1.44	$1.14	$2.39	$3.01
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.62)	$(0.67)	$(0.62)	$(0.74)	$(0.47)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.35)		$(0.73)	$(0.72)	$(0.93)	$(0.74)	$(0.47)
Net asset value, end of period (x)	$14.41		$14.88	$15.79	$15.07	$14.86	$13.21
Total return (%) (r)(s)(x)	(0.83	)(n)	(1.38)	9.91	7.98	18.54	28.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.90	1.88	1.90	1.94	2.12	(a)
Expenses after expense reductions (f)	1.87	(a)	1.87	1.87	1.90	1.94	2.12	(a)
Net investment income	3.68	(a)	3.51	3.96	4.12	4.65	6.03	(a)
Portfolio turnover	32	(n)	66	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$769		$934	$936	$492	$233	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class R2			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$14.87		$15.78	$15.06	$14.85	$13.21	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.64	$0.67	$0.69	$0.72	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		(0.74)	0.84	0.52	1.74	2.53	(g)
Total from investment operations	$(0.07)		$(0.10)	$1.51	$1.21	$2.46	$3.05
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.70)	$(0.74)	$(0.69)	$(0.82)	$(0.51)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.81)	$(0.79)	$(1.00)	$(0.82)	$(0.51)
Net asset value, end of period (x)	$14.41		$14.87	$15.78	$15.06	$14.85	$13.21
Total return (%) (r)(s)(x)	(0.51	)(n)	(0.88)	10.46	8.52	19.04	29.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.41	1.38	1.41	1.46	1.59	(a)
Expenses after expense reductions (f)	1.37	(a)	1.37	1.36	1.40	1.46	1.59	(a)
Net investment income	4.18	(a)	4.00	4.44	4.64	5.07	6.30	(a)
Portfolio turnover	32	(n)	66	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$27,031		$28,338	$24,183	$11,329	$1,798	$689

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class R3			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$14.83		$15.73	$15.01	$14.80	$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.33		$0.68	$0.70	$0.72	$0.74	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		(0.73)	0.85	0.53	1.75	2.53	(g)
Total from investment operations	$(0.05)		$(0.05)	$1.55	$1.25	$2.49	$3.06
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.74)	$(0.78)	$(0.73)	$(0.85)	$(0.53)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.41)		$(0.85)	$(0.83)	$(1.04)	$(0.85)	$(0.53)
Net asset value, end of period (x)	$14.37		$14.83	$15.73	$15.01	$14.80	$13.16
Total return (%) (r)(s)(x)	(0.40	)(n)	(0.59)	10.75	8.80	19.39	29.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.16	1.14	1.15	1.20	1.35	(a)
Expenses after expense reductions (f)	1.12	(a)	1.13	1.12	1.15	1.20	1.35	(a)
Net investment income	4.41	(a)	4.25	4.64	4.87	5.15	6.68	(a)
Portfolio turnover	32	(n)	66	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$55,293		$52,066	$35,355	$8,831	$2,981	$336

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class R4			2013	2012	2011	2010	2009 (i)

Net asset value, beginning of period	$14.83		$15.73	$15.01	$14.80	$13.16	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.72	$0.74	$0.76	$0.72	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		(0.73)	0.84	0.53	1.80	2.52	(g)
Total from investment operations	$(0.06)		$(0.01)	$1.58	$1.29	$2.52	$3.08
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.78)	$(0.81)	$(0.77)	$(0.88)	$(0.55)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.42)		$(0.89)	$(0.86)	$(1.08)	$(0.88)	$(0.55)
Net asset value, end of period (x)	$14.35		$14.83	$15.73	$15.01	$14.80	$13.16
Total return (%) (r)(s)(x)	(0.41	)(n)	(0.34)	11.03	9.07	19.68	29.54	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.90	0.89	0.90	1.02	1.12	(a)
Expenses after expense reductions (f)	0.87	(a)	0.87	0.87	0.90	1.02	1.12	(a)
Net investment income	4.69	(a)	4.52	4.91	5.11	5.00	7.02	(a)
Portfolio turnover	32	(n)	66	52	80	100	109	(n)
Net assets at end of period (000 omitted)	$71,137		$103,937	$111,391	$48,313	$24,458	$130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/14 (unaudited)		Years ended 7/31
Class R5 (y)			2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.82		$15.73	$15.00	$14.79	$13.15	$13.43
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.73	$0.74	$0.73	$0.75	$0.81
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		(0.73)	0.84	0.54	1.76	(0.19)
Total from investment operations	$(0.03)		$—	$1.58	$1.27	$2.51	$0.62
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.80)	$(0.80)	$(0.75)	$(0.87)	$(0.90)
From net realized gain on investments	(0.07)		(0.11)	(0.05)	(0.31)	—	—
Total distributions declared to shareholders	$(0.43)		$(0.91)	$(0.85)	$(1.06)	$(0.87)	$(0.90)
Net asset value, end of period (x)	$14.36		$14.82	$15.73	$15.00	$14.79	$13.15
Total return (%) (r)(s)(x)	(0.21	)(n)	(0.30)	11.01	8.97	19.57	5.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	0.96	0.99	1.03	1.18
Expenses after expense reductions (f)	0.75	(a)	0.78	0.94	0.99	1.03	1.17
Net investment income	4.75	(a)	4.59	4.91	4.95	5.26	6.64
Portfolio turnover	32	(n)	66	52	80	100	109
Net assets at end of period (000 omitted)	$601,875		$420,329	$261,885	$115,940	$298,331	$19,614

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, December 1, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual

Notes to Financial Statements (unaudited) – continued

reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$82,109	$—	$—	$82,109
Non-U.S. Sovereign Debt	—	3,997,924,617	—	3,997,924,617
Foreign Bonds	—	1,433,229,961	—	1,433,229,961
Purchased Currency Options	—	167,925	—	167,925
Mutual Funds	600,995,174	—	—	600,995,174
Total Investments	$601,077,283	$5,431,322,503	$—	$6,032,399,786

Other Financial Instruments
Futures Contracts	$(465,813)	$—	$—	$(465,813)
Swap Agreements	—	(10,201,145)	—	(10,201,145)
Forward Foreign Currency Exchange Contracts	—	(3,231,393)	—	(3,231,393)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(465,813)
Interest Rate	Purchased Interest Rate Options	82,109	—
Foreign Exchange	Forward Foreign Currency Exchange	1,179,851	(4,411,244)
Foreign Exchange	Purchased Currency Options	167,925	—
Credit	Credit Default Swaps	—	(10,201,145)
Total		$1,429,885	$(15,078,202)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(2,158,860)	$—	$—	$(291,406)
Foreign Exchange	—	—	(5,400,889)	(842,846)
Credit	—	1,566,129	—	—
Total	$(2,158,860)	$1,566,129	$(5,400,889)	$(1,134,252)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$1,433,965	$—	$—	$(430,648)
Foreign Exchange	—	—	(1,348,715)	(352,306)
Equity	—	—	—	—
Credit	—	(2,330,317)	—	—
Total	$1,433,965	$(2,330,317)	$(1,348,715)	$(782,954)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk

Notes to Financial Statements (unaudited) – continued

whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Notes to Financial Statements (unaudited) – continued

Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or

Notes to Financial Statements (unaudited) – continued

sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of January 31, 2014 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of January 31, 2014, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $82,720,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/13
Ordinary income (including any short-term capital gains)	$338,203,715
Long-term capital gains	21,355,514
Total distributions	$359,559,229

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/14
Cost of investments	$6,141,906,497
Gross appreciation	107,460,575
Gross depreciation	(216,967,286)
Net unrealized appreciation (depreciation)	$(109,506,711)

As of 7/31/13
Undistributed ordinary income	11,669,620
Undistributed long-term capital gain	29,541,579
Post-October capital loss deferral	(23,875,155)
Other temporary differences	(48,127,710)
Net unrealized appreciation (depreciation)	(24,580,749)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to

Notes to Financial Statements (unaudited) – continued

shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/14	Year ended 7/31/13	Six months ended 1/31/14	Year ended 7/31/13
Class A	$36,826,123	$77,400,188	$6,905,158	$9,942,984
Class B	1,009,663	2,525,807	235,005	431,461
Class C	8,584,390	21,810,099	1,965,520	3,660,189
Class I	89,833,329	189,349,232	17,041,136	25,165,009
Class R1	15,607	41,732	3,517	6,902
Class R2	592,960	1,273,752	122,642	188,399
Class R3	1,215,089	2,168,493	250,086	297,652
Class R4	2,240,719	5,281,374	392,789	660,036
Class R5	13,184,307	17,255,585	2,681,903	2,100,335
Total	$153,502,187	$317,106,262	$29,597,756	$42,452,967

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended January 31, 2014, this management fee reduction amounted to $1,016,971, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2014, this management fee reduction amounted to $62,469, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,374 for the six months ended January 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,024,112
Class B	0.75%	0.25%	1.00%	1.00%	266,364
Class C	0.75%	0.25%	1.00%	1.00%	2,259,945
Class R1	0.75%	0.25%	1.00%	1.00%	4,124
Class R2	0.25%	0.25%	0.50%	0.50%	69,138
Class R3	—	0.25%	0.25%	0.25%	66,957
Total Distribution and Service Fees					$4,690,640

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2014, this rebate amounted to $6,017, $70, $27, and $4 for Class A, Class B, Class C and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2014, were as follows:

Amount
Class A	$50,920
Class B	86,147
Class C	89,857

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2014, the fee was $187,543, which equated to 0.0057% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,605,431.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.0074% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $15,063 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,690, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 11,920 shares of Class R1 and 7,132 shares of Class R5 for an aggregate amount of $274,683.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$83,594,451
Investments (non-U.S. Government securities)	$1,850,263,818	$2,263,733,030

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/14		Year ended 7/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,710,820	$259,493,638	73,923,814	$1,187,185,609
Class B	136,210	2,005,035	1,130,577	18,261,949
Class C	1,182,579	17,402,729	11,557,325	186,529,493
Class I	65,801,200	962,636,650	145,117,273	2,311,898,097
Class R1	20,345	301,179	24,162	387,788
Class R2	285,641	4,193,645	885,442	14,220,149
Class R3	1,008,384	14,742,576	2,066,557	33,024,111
Class R4	966,887	14,137,952	4,122,301	65,882,221
Class R5	13,092,912	192,625,698	11,210,513	177,184,667
	100,204,978	$1,467,539,102	250,037,964	$3,994,574,084

Shares issued to shareholders in reinvestment of distributions
Class A	2,867,428	$41,827,213	4,919,557	$78,126,471
Class B	68,127	997,519	142,674	2,284,759
Class C	547,089	8,003,571	1,143,988	18,287,671
Class I	6,374,658	92,759,885	11,250,584	178,671,101
Class R1	1,282	18,763	3,024	48,394
Class R2	48,872	715,486	91,197	1,458,198
Class R3	100,116	1,460,477	154,881	2,463,739
Class R4	155,353	2,267,249	320,267	5,100,479
Class R5	1,083,747	15,804,793	1,219,687	19,355,920
	11,246,672	$163,854,956	19,245,859	$305,796,732

Shares reacquired
Class A	(40,675,091)	$(595,841,508)	(40,897,826)	$(642,596,019)
Class B	(798,056)	(11,705,231)	(990,756)	(15,592,173)
Class C	(9,240,918)	(135,552,891)	(9,657,789)	(150,682,284)
Class I	(86,683,655)	(1,266,663,803)	(100,507,958)	(1,579,365,799)
Class R1	(30,991)	(452,663)	(23,732)	(363,173)
Class R2	(363,716)	(5,356,523)	(603,928)	(9,647,531)
Class R3	(771,451)	(11,297,678)	(957,291)	(15,251,907)
Class R4	(3,176,903)	(46,450,643)	(4,512,938)	(71,701,674)
Class R5	(637,347)	(9,344,280)	(716,392)	(11,444,575)
	(142,378,128)	$(2,082,665,220)	(158,868,610)	$(2,496,645,135)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/14		Year ended 7/31/13
	Shares	Amount	Shares	Amount
Net change
Class A	(20,096,843)	$(294,520,657)	37,945,545	$622,716,061
Class B	(593,719)	(8,702,677)	282,495	4,954,535
Class C	(7,511,250)	(110,146,591)	3,043,524	54,134,880
Class I	(14,507,797)	(211,267,268)	55,859,899	911,203,399
Class R1	(9,364)	(132,721)	3,454	73,009
Class R2	(29,203)	(447,392)	372,711	6,030,816
Class R3	337,049	4,905,375	1,264,147	20,235,943
Class R4	(2,054,663)	(30,045,442)	(70,370)	(718,974)
Class R5	13,539,312	199,086,211	11,713,808	185,096,012
	(30,926,478)	$(451,271,162)	110,415,213	$1,803,725,681

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Conservative Allocation Fund were the owners of record of approximately 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2014, the fund’s commitment fee and interest expense were $16,790 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	557,510,082	1,121,200,592	(1,077,715,500)	600,995,174

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$302,935	$600,995,174

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

January 31, 2014

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

EML-SEM

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

It’s a new year, and with it a more sober mood has arrived. During 2013, stocks delivered robust gains across many countries, global regions and economic sectors. It’s too early to draw conclusions for all of 2014, but several weak economic reports have weighed on investors’ minds.

Additionally, concerns have risen that China could stumble as it shifts to a consumer-driven economy, and the U.S. Federal Reserve has started to taper its bond-buying stimulus program, thereby reducing global liquidity. These potential headwinds from the world’s two largest economies have helped cause a flight from emerging markets such as Argentina, Russia, India, Turkey and South Africa. Compounding concerns, some of these countries face their own economic and political challenges. The widespread volatility resulting from all this is a reminder of how interconnected the global economy is.

On the brighter side, U.S. economic reports have remained fairly positive and other major developed markets, including Germany,

Japan and the United Kingdom, have continued to release reasonably strong data. Even the economies of some of the eurozone’s weaker links, including Greece, Portugal and Italy, appear to be growing after a prolonged slump.

In uncertain times such as these, it is particularly important to remember that managing risk should always be a top priority. At MFS®, active risk management is an integral part of our collaborative process. Our global team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and believe in the value of maintaining a long-term view and applying proven principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 18, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Bond exposure reflecting equivalent exposure of derivative positions (i)

Currency exposure (i)(y)

Issuer country weightings of bonds (i)(x)
Brazil	17.3%
South Africa	12.4%
Thailand	9.7%
Russia	9.6%
Mexico	8.6%
Indonesia	7.1%
Turkey	5.9%
Colombia	5.2%
United States (includes Cash & Other)	3.2%
Other Countries	21.0%

Fixed income sectors (i)
Sovereign Emerging Markets	70.0%
Emerging Markets Corporate Bonds	17.6%
Other Government Entity-Emerging Markets Quasi Government	7.7%
Sovereign Developed Markets	1.5%
U.S. Government Securities Hedge (t)	(20.5)%

Bond exposure at market value (b)

Currency exposure weightings (i)(y)
Polish Zloty	12.9%
Mexican Peso	11.4%
Turkish Lira	11.1%
Malaysian Ringgit	10.3%
Thailand Baht	8.6%
South African Rand	8.2%
Russian Ruble	8.1%
Indonesian Rupiah	6.7%
Brazilian Real	6.1%
Other Currencies	16.6%

Composition including fixed income credit quality (a)(i)
A	18.3%
BBB	53.3%
BB	11.3%
B	5.3%
Not Rated	(11.9)%
Cash & Other	23.7%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	8.6 yrs.

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(b)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and the market value of derivative contracts and may, from time to time, be negative.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures contracts and options on U.S. Treasury futures contracts with a bond equivalent exposure of (20.5)%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 1/31/14.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2013 through January 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2013 through January 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/13	Ending Account Value 1/31/14	Expenses Paid During Period (p) 8/01/13-1/31/14
A	Actual	1.23%	$1,000.00	$939.68	$6.01
	Hypothetical (h)	1.23%	$1,000.00	$1,019.00	$6.26
B	Actual	2.00%	$1,000.00	$934.90	$9.75
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
C	Actual	2.00%	$1,000.00	$934.90	$9.75
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
I	Actual	1.00%	$1,000.00	$939.71	$4.89
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R1	Actual	2.00%	$1,000.00	$936.02	$9.76
	Hypothetical (h)	2.00%	$1,000.00	$1,015.12	$10.16
R2	Actual	1.50%	$1,000.00	$938.44	$7.33
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R3	Actual	1.25%	$1,000.00	$939.63	$6.11
	Hypothetical (h)	1.25%	$1,000.00	$1,018.90	$6.36
R4	Actual	1.00%	$1,000.00	$939.71	$4.89
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R5	Actual	0.95%	$1,000.00	$939.96	$4.65
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

1/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.4%
Issuer	Shares/Par		Value ($)
Brazil - 15.6%
Cosan Luxembourg S.A., 9.5%, 2018 (n)	BRL	574,000	$202,587
Federative Republic of Brazil, 10%, 2017	BRL	3,468,000	1,337,692
Federative Republic of Brazil, 10%, 2021	BRL	6,007,000	2,131,920
Fibria Overseas Finance Ltd., 6.75%, 2021		$150,000	163,500
JBS Investments GmbH, 7.75%, 2020 (n)		200,000	205,000
Notas do Tesouro Nacional, 10%, 2023	BRL	1,930,000	665,664
Oi S.A., 9.75%, 2016	BRL	796,000	289,440
Qgog Constellation S.A., 6.25%, 2019 (n)		$200,000	187,750
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021		85,000	91,375

			$5,274,928
Chile - 1.9%
Embotelladora Andina S.A., 5%, 2023 (n)		$200,000	$201,270
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)		200,000	197,670
S.A.C.I. Falabella, 6.5%, 2023 (n)	CLP	145,500,000	234,901

			$633,841
Colombia - 5.1%
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	200,000,000	$84,725
Millicom International Cellular S.A., 6.625%, 2021 (n)		$200,000	201,302
Pacific Rubiales Energy Corp., 7.25%, 2021		200,000	210,000
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		100,000	90,750
Titulos de Tesoreria, 5%, 2018	COP	462,200,000	219,186
Titulos de Tesoreria, 11%, 2020	COP	897,900,000	537,834
Titulos de Tesoreria, 7.5%, 2026	COP	673,100,000	330,118
Titulos de Tesoreria, “B”, 6%, 2028	COP	88,400,000	37,887

			$1,711,802
Croatia - 0.8%
Republic of Croatia, 5.875%, 2018	EUR	176,000	$255,245

Dominican Republic - 0.5%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$200,000	$185,000

Guatemala - 0.7%
Central American Bottling Corp., 6.75%, 2022 (n)		$132,000	$133,815
Industrial Senior Trust Co., 5.5%, 2022		100,000	91,000

			$224,815

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Hungary - 2.3%
Hungarian Development Bank, 6.25%, 2020 (n)		$200,000	$206,500
Republic of Hungary, 6%, 2023	HUF	135,950,000	581,952

			$788,452
Iceland - 0.9%
Republic of Iceland, 5.875%, 2022		$291,000	$304,677

Indonesia - 7.0%
Republic of Indonesia, 7.875%, 2019	IDR	2,249,000,000	$180,970
Republic of Indonesia, 12.8%, 2021	IDR	855,000,000	84,905
Republic of Indonesia, 8.25%, 2021	IDR	2,234,000,000	176,671
Republic of Indonesia, 7%, 2022	IDR	2,150,000,000	157,420
Republic of Indonesia, 5.875%, 2024 (z)		$200,000	203,750
Republic of Indonesia, 11%, 2025	IDR	2,058,000,000	188,355
Republic of Indonesia, 8.375%, 2026	IDR	2,056,000,000	155,970
Republic of Indonesia, 7%, 2027	IDR	3,689,000,000	246,538
Republic of Indonesia, 9%, 2029	IDR	5,510,000,000	434,022
Republic of Indonesia, 8.25%, 2032	IDR	3,883,000,000	280,651
Republic of Indonesia, 6.625%, 2033	IDR	800,000,000	48,485
Republic of Indonesia, 6.75%, 2044 (z)		$200,000	201,500

			$2,359,237
Israel - 0.6%
Israel Electric Corp. Ltd., 5.625%, 2018 (n)		$200,000	$213,000

Jamaica - 0.6%
Digicel Group Ltd., 8.25%, 2017		$200,000	$207,400

Latvia - 0.5%
Republic of Latvia, 2.625%, 2021 (z)	EUR	131,000	$175,973

Malaysia - 2.3%
Government of Malaysia, 4.24%, 2018	MYR	694,000	$211,170
Government of Malaysia, 4.378%, 2019	MYR	118,000	35,877
Government of Malaysia, 4.16%, 2021	MYR	1,164,000	346,355
Government of Malaysia, 3.418%, 2022	MYR	172,000	48,174
Government of Malaysia, 4.392%, 2026	MYR	468,000	138,953

			$780,529
Mexico - 10.6%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	3,560,000	$240,829
BBVA Bancomer S.A. Texas Agency, 6.5%, 2021		$175,000	187,906
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)		200,000	205,500
Empresas ICA S.A.B. de C.V., 8.9%, 2021		175,000	176,750

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		$200,000	$208,750
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		150,000	151,688
Grupo Televisa S.A.B., 7.25%, 2043	MXN	2,340,000	136,505
Mexichem S.A.B. de C.V., 6.75%, 2042		$200,000	187,000
Office Depot de Mexico, S.A. de C.V., 6.875%, 2020 (n)		200,000	205,300
Petroleos Mexicanos, 7.19%, 2024	MXN	4,840,600	341,896
Red de Carreteras de Occidente SAPIB de C.V., 9%, 2028 (n)	MXN	3,960,000	259,329
United Mexican States, 8.5%, 2029	MXN	8,260,000	687,009
United Mexican States, 7.75%, 2031	MXN	3,400,000	261,036
United Mexican States, 10%, 2036	MXN	3,760,000	349,692

			$3,599,190
Nigeria - 2.8%
Afren PLC, 10.25%, 2019		$200,000	$229,700
Federal Republic of Nigeria, 0%, 2014	NGN	33,188,000	203,531
Federal Republic of Nigeria, 0%, 2014	NGN	32,529,000	196,540
Federal Republic of Nigeria, 0%, 2014	NGN	21,000,000	126,864
Federal Republic of Nigeria, 0%, 2014	NGN	32,332,000	194,608

			$951,243
Paraguay - 0.6%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		$200,000	$204,000

Peru - 2.9%
Corporacion Lindley S.A., 6.75%, 2021		$85,000	$88,931
Corporacion Lindley S.A., 4.625%, 2023 (n)		32,000	28,760
Ferreycorp S.A.A., 4.875%, 2020 (n)		200,000	183,000
Inkia Energy Ltd., 8.375%, 2021		200,000	214,750
Republic of Peru, 7.84%, 2020	PEN	867,000	341,855
Republic of Peru, 6.95%, 2031	PEN	331,000	110,861

			$968,157
Poland - 2.9%
Government of Poland, 5.75%, 2014	PLN	2,297,000	$733,626
Government of Poland, 5.75%, 2021	PLN	264,000	89,963
Government of Poland, 4%, 2023	PLN	564,000	169,093

			$992,682
Romania - 1.0%
Government of Romania, 5.8%, 2015	RON	200,000	$62,736
Republic of Romania, 4.875%, 2024 (z)		$148,000	145,809
Republic of Romania, 6.125%, 2044 (z)		148,000	145,084

			$353,629

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - 9.3%
Novatek Finance Ltd., 7.75%, 2017 (n)	RUB	13,600,000	$380,595
Russian Federation, 7.5%, 2019	RUB	11,887,000	334,607
Russian Federation, 6.8%, 2019	RUB	7,778,000	210,097
Russian Federation, 7.5%, 2018	RUB	32,073,000	906,106
Russian Federation, 7%, 2023	RUB	3,912,000	102,833
Russian Federation, 8.15%, 2027	RUB	12,291,000	347,028
Russian Federation, 7.05%, 2028	RUB	13,326,000	339,383
RZD Capital PLC, 8.3%, 2019	RUB	11,900,000	324,822
Vnesheconombank, 5.942%, 2023 (n)		$200,000	197,250

			$3,142,721
Serbia - 0.3%
Republic of Serbia, 6.75%, 2024		$89,874	$88,751

South Africa - 10.4%
Republic of South Africa, 13.5%, 2015	ZAR	1,807,000	$177,342
Republic of South Africa, 8.25%, 2017	ZAR	2,738,000	248,087
Republic of South Africa, 8%, 2018	ZAR	4,755,000	423,099
Republic of South Africa, 6.75%, 2021	ZAR	1,400,000	114,102
Republic of South Africa, 10.5%, 2026	ZAR	3,204,000	322,029
Republic of South Africa, 7%, 2031	ZAR	11,653,000	841,713
Republic of South Africa, 6.25%, 2036	ZAR	1,369,000	87,969
Republic of South Africa, 6.5%, 2041	ZAR	7,282,000	468,056
Transnet Ltd., 9.25%, 2017	ZAR	5,000,000	454,191
Transnet Ltd., 10.5%, 2020	ZAR	4,000,000	372,583

			$3,509,171
Thailand - 8.5%
Kingdom of Thailand, 3.45%, 2019	THB	4,376,000	$133,124
Kingdom of Thailand, 3.875%, 2019	THB	57,680,000	1,792,817
Kingdom of Thailand, 3.65%, 2021	THB	21,000,000	629,921
Kingdom of Thailand, 3.625%, 2023	THB	10,943,000	323,172

			$2,879,034
Turkey - 5.7%
Republic of Turkey, 6.3%, 2018	TRY	100	$38
Republic of Turkey, 10.5%, 2020	TRY	503,000	225,400
Republic of Turkey, 8.5%, 2022	TRY	420,275	168,883
Republic of Turkey, 7.1%, 2023	TRY	4,207,000	1,543,708

			$1,938,029
United Arab Emirates - 0.6%
Topaz Marine S.A., 8.625%, 2018 (n)		$200,000	$203,000
Total Bonds (Identified Cost, $36,304,807)			$31,944,506

9

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
U.S. Treasury Note 5 year Futures - February 2014 @ $120 (Identified Cost, $2,927)	6	$469

Issuer	Shares/Par
Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,537,222	$1,537,222
Total Investments (Identified Cost, $37,844,956)		$33,482,197

Other Assets, Less Liabilities - 1.0%		345,042
Net Assets - 100.0%		$33,827,239

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,419,754 representing 13.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Republic of Indonesia, 5.875%, 2024	1/07/14	$198,886	$203,750
Republic of Indonesia, 6.75%, 2044	1/07/14	197,469	201,500
Republic of Latvia, 2.625%, 2021	1/14/14	177,087	175,973
Republic of Romania, 4.875%, 2024	1/14/14	146,321	145,809
Republic of Romania, 6.125%, 2044	1/14/14	145,350	145,084
Total Restricted Securities			$872,116
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso

10

Portfolio of Investments (unaudited) – continued

EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/14

Forward Foreign Currency Exchange Contracts at 1/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	6,204,678	2/04/14	$2,544,987	$2,571,088	$26,101
BUY	BRL	Citibank N.A.	1,237,575	2/04/14	510,067	512,825	2,758
BUY	BRL	Deutsche Bank AG	23,000	2/03/14	9,488	9,531	43
BUY	BRL	JPMorgan Chase Bank N.A	334,180	2/04/14	137,732	138,477	745
BUY	BRL	UBS AG	4,719,900	2/04/14	1,945,308	1,955,827	10,519
SELL	BRL	Barclays Bank PLC	938,318	2/04/14	395,000	388,819	6,181
SELL	BRL	Citibank N.A.	1,451,590	2/04/14	608,000	601,508	6,492
SELL	BRL	Deutsche Bank AG	721,000	2/03/14-2/04/14	303,529	298,767	4,762
SELL	BRL	JPMorgan Chase Bank N.A	334,180	2/04/14	140,000	138,477	1,523
SELL	BRL	UBS AG	4,881,900	2/04/14	2,087,190	2,022,957	64,233
SELL	CLP	Deutsche Bank AG	119,851,608	2/10/14	226,306	215,617	10,689
BUY	CNY	Deutsche Bank AG	2,413,000	4/21/14	395,859	397,738	1,879
BUY	CNY	JPMorgan Chase Bank N.A	866,000	4/17/14	142,060	142,753	693
SELL	COP	Barclays Bank PLC	384,391,395	2/10/14	196,609	190,612	5,997
SELL	COP	Deutsche Bank AG	143,955,000	2/10/14	73,756	71,384	2,372

11

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	COP	JPMorgan Chase Bank N.A	9,053,000	2/10/14	$4,689	$4,489	$200
SELL	COP	Merrill Lynch International Bank	13,174,000	2/10/14	6,575	6,533	42
SELL	EUR	Barclays Bank PLC	562,220	4/11/14	767,719	758,287	9,432
SELL	EUR	Citibank N.A.	130,000	4/11/14	177,829	175,336	2,493
SELL	EUR	Goldman Sachs International	219,301	4/11/14	297,197	295,779	1,418
SELL	HUF	Goldman Sachs International	3,901,000	2/18/14	17,395	16,836	559
SELL	HUF	JPMorgan Chase Bank N.A	169,175,406	2/18/14	774,666	730,148	44,518
BUY	INR	Barclays Bank PLC	11,637,000	2/13/14	184,626	185,339	713
SELL	INR	Barclays Bank PLC	1,169,000	3/18/14	18,758	18,475	283
SELL	INR	Deutsche Bank AG	24,000	2/13/14	386	382	4
BUY	JPY	UBS AG	19,797,000	4/11/14	193,523	193,832	309
BUY	KRW	Barclays Bank PLC	68,997,000	3/04/14	63,416	64,345	929
SELL	MXN	Citibank N.A.	269,000	4/11/14	20,314	20,009	305
SELL	MXN	Goldman Sachs International	383,000	4/11/14-4/16/14	28,712	28,484	228
SELL	MYR	Barclays Bank PLC	231,000	2/05/14	69,083	69,023	60
SELL	MYR	Deutsche Bank AG	3,066,935	2/05/14	921,288	916,406	4,882
SELL	MYR	JPMorgan Chase Bank N.A	1,465,156	2/05/14-3/18/14	442,805	437,770	5,035
SELL	MYR	Merrill Lynch International Bank	2,740,091	2/05/14	821,616	818,745	2,871
SELL	NGN	Barclays Bank PLC	13,660,000	3/21/14	83,090	82,770	320
SELL	NGN	Citibank N.A.	1,376,000	3/21/14	8,481	8,338	143
SELL	PHP	Barclays Bank PLC	772,000	2/13/14	17,468	17,031	437
SELL	PLN	Barclays Bank PLC	25,000	2/18/14	8,192	7,924	268
SELL	PLN	Citibank N.A.	857,000	2/18/14	276,375	271,637	4,738
SELL	PLN	Goldman Sachs International	285,000	2/18/14	93,029	90,334	2,695
SELL	RON	JPMorgan Chase Bank N.A	1,198,000	3/17/14	359,999	357,436	2,563

12

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	RUB	Barclays Bank PLC	10,037,385	2/13/14	$300,667	$284,902	$15,765
SELL	RUB	Credit Suisse Group	335,000	3/11/14	9,552	9,460	92
SELL	RUB	JPMorgan Chase Bank N.A	227,000	2/13/14	6,823	6,443	380
SELL	RUB	Merrill Lynch International Bank	5,966,000	3/11/14	168,769	168,477	292
BUY	THB	JPMorgan Chase Bank N.A	4,826,215	3/06/14	145,259	145,957	698
SELL	THB	Citibank N.A.	5,960,355	3/27/14	180,289	180,062	227
SELL	THB	JPMorgan Chase Bank N.A	29,638,738	3/06/14-3/27/14	896,785	895,390	1,395
BUY	TRY	JPMorgan Chase Bank N.A	1,748,612	2/28/14-4/11/14	753,323	762,668	9,345
SELL	TRY	Citibank N.A.	799,327	4/11/14	350,959	346,886	4,073
SELL	TRY	Credit Suisse Group	85,000	4/11/14	37,326	36,888	438
SELL	TRY	Goldman Sachs International	32,000	4/11/14	14,227	13,887	340
SELL	TRY	JPMorgan Chase Bank N.A	399,000	4/11/14	173,738	173,155	583
SELL	ZAR	Barclays Bank PLC	6,368,966	2/18/14	587,419	571,953	15,466
SELL	ZAR	Goldman Sachs International	2,593,920	2/18/14-4/11/14	239,436	231,142	8,294
SELL	ZAR	UBS AG	434,424	4/11/14	38,738	38,700	38

							$287,858

Liability Derivatives
BUY	BRL	Barclays Bank PLC	270,294	2/04/14	$114,000	$112,004	$(1,996)
BUY	BRL	Citibank N.A.	214,015	2/04/14	90,600	88,683	(1,917)
BUY	BRL	Deutsche Bank AG	1,453,000	2/03/14-2/04/14	606,975	602,093	(4,882)
BUY	BRL	UBS AG	162,000	2/04/14	68,302	67,129	(1,173)
SELL	BRL	Barclays Bank PLC	11,741,332	2/04/14-4/02/14	4,790,292	4,826,174	(35,882)
SELL	BRL	Deutsche Bank AG	778,000	2/04/14-4/02/14	320,519	322,242	(1,723)
SELL	CNY	JPMorgan Chase Bank N.A	195,000	4/17/14	$31,915	$32,144	$(229)
BUY	COP	Barclays Bank PLC	186,752,000	2/10/14	96,946	92,606	(4,340)
BUY	COP	Deutsche Bank AG	210,299,000	2/10/14	108,468	104,283	(4,185)

13

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	COP	JPMorgan Chase Bank N.A	718,883,000	2/10/14	$359,891	$356,479	$(3,412)
SELL	COP	Deutsche Bank AG	738,908,000	2/10/14	364,893	366,409	(1,516)
BUY	HUF	Barclays Bank PLC	2,839,591	2/18/14	12,837	12,255	(582)
BUY	HUF	Citibank N.A.	79,014,732	2/18/14	357,234	341,021	(16,213)
BUY	HUF	Deutsche Bank AG	71,623,000	2/18/14	309,246	309,119	(127)
BUY	HUF	Goldman Sachs International	77,571,936	2/18/14	347,839	334,794	(13,045)
BUY	HUF	JPMorgan Chase Bank N.A	41,514,477	2/18/14	188,647	179,173	(9,474)
BUY	IDR	JPMorgan Chase Bank N.A	1,225,580,500	2/24/14	101,029	100,033	(996)
BUY	IDR	UBS AG	2,228,936,000	2/21/14	186,991	182,021	(4,970)
BUY	INR	Barclays Bank PLC	7,044,000	4/10/14	111,122	110,729	(393)
BUY	INR	Citibank N.A.	8,880,000	3/18/14	143,034	140,342	(2,692)
BUY	INR	Deutsche Bank AG	61,927,000	2/13/14-3/18/14	995,751	983,244	(12,507)
BUY	INR	JPMorgan Chase Bank N.A	10,916,000	2/28/14	173,960	173,246	(714)
SELL	INR	Deutsche Bank AG	14,165,000	2/13/14	224,706	225,602	(896)
SELL	JPY	Deutsche Bank AG	9,898,500	4/11/14	95,503	96,916	(1,413)
SELL	JPY	Goldman Sachs International	9,898,500	4/11/14	95,512	96,916	(1,404)
BUY	KRW	Barclays Bank PLC	186,624,000	3/04/14	174,252	174,041	(211)
BUY	KRW	UBS AG	381,867,000	3/21/14	357,989	355,765	(2,224)
SELL	KRW	Barclays Bank PLC	92,892,000	3/21/14	86,011	86,542	(531)
BUY	MXN	Barclays Bank PLC	9,000,977	2/24/14	678,091	671,970	(6,121)
BUY	MXN	Citibank N.A.	1,116,107	4/11/14	83,776	83,021	(755)
BUY	MXN	Credit Suisse Group	2,378,795	4/11/14	182,140	176,945	(5,195)
BUY	MXN	Goldman Sachs International	142,000	4/11/14	10,754	10,563	(191)
BUY	MXN	JPMorgan Chase Bank N.A	10,863,633	4/16/14	823,970	807,766	(16,204)
BUY	MXN	UBS AG	2,417,000	4/11/14	185,001	179,787	(5,214)
SELL	MXN	Citibank N.A.	2,450,000	2/24/14	182,875	182,905	(30)
BUY	MXN	UBS AG	2,417,000	4/11/14	185,001	179,787	(5,214)
SELL	MXN	Citibank N.A.	2,450,000	2/24/14	182,875	182,905	(30)

14

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	MYR	Barclays Bank PLC	231,000	2/05/14	$70,225	$69,023	$(1,202)
BUY	MYR	Deutsche Bank AG	3,066,935	2/05/14	952,566	916,406	(36,160)
BUY	MYR	JPMorgan Chase Bank N.A	1,436,156	2/05/14	435,881	429,126	(6,755)
BUY	MYR	Merrill Lynch International Bank	11,957,130	2/05/14-3/31/14	3,600,294	3,565,039	(35,255)
SELL	MYR	Merrill Lynch International Bank	222,000	3/21/14	65,973	66,159	(186)
BUY	NGN	Citibank N.A.	117,997,000	3/21/14	729,502	714,980	(14,522)
BUY	PEN	Deutsche Bank AG	454,392	2/07/14	161,792	160,832	(960)
BUY	PHP	Deutsche Bank AG	756,000	2/13/14	17,089	16,678	(411)
BUY	PHP	JPMorgan Chase Bank N.A	8,602,000	2/13/14	194,703	189,772	(4,931)
BUY	PLN	Barclays Bank PLC	9,000	2/18/14	2,929	2,853	(76)
BUY	PLN	Deutsche Bank AG	3,480,253	2/18/14	1,131,098	1,103,109	(27,989)
BUY	PLN	Goldman Sachs International	55,000	2/18/14	17,842	17,433	(409)
BUY	PLN	JPMorgan Chase Bank N.A	7,227,139	2/18/14	2,374,653	2,290,730	(83,923)
BUY	PLN	UBS AG	1,976,377	2/18/14	642,704	626,437	(16,267)
SELL	PLN	Barclays Bank PLC	1,059,000	2/18/14	335,509	335,663	(154)
BUY	RON	JPMorgan Chase Bank N.A	2,735,616	3/17/14	834,414	816,199	(18,215)
BUY	RUB	JPMorgan Chase Bank N.A	5,982,000	2/13/14	180,452	169,794	(10,658)
SELL	RUB	Barclays Bank PLC	142,000	2/13/14	4,018	4,031	(13)
BUY	TRY	Citibank N.A.	1,120,263	4/11/14	494,397	486,164	(8,233)
BUY	TRY	Credit Suisse Group	225,915	4/11/14	101,220	98,041	(3,179)
BUY	TRY	Goldman Sachs International	222,843	4/11/14	98,932	96,708	(2,224)
BUY	TRY	JPMorgan Chase Bank N.A	2,548,358	2/18/14-2/28/14	1,146,302	1,121,062	(25,240)
SELL	TRY	Goldman Sachs International	356,000	4/11/14	153,676	154,494	(818)
SELL	TRY	UBS AG	214,595	4/11/14	90,024	93,128	(3,104)
BUY	ZAR	Citibank N.A.	78,000	2/18/14	7,160	7,000	(160)

							$(464,908)

15

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	42	5,281,500	March - 2014	$(22,550)
U.S. Treasury Note 5 yr (Short)	USD	13	1,568,125	March - 2014	(10,483)

Total					$(33,033)

Swap Agreements at 1/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/14/2019	MXN	4,759,000	Morgan Stanley Capital Services, Inc.	TIIE (floating rate)	5.63% (fixed rate)	$1,814
1/23/2019	THB	6,000,000	JPMorgan Chase Bank N.A.	3.10% (fixed rate)	CDI (floating rate)	183
12/16/2016	PLN	2,500,000	Morgan Stanley Capital Services, Inc.	6-month WIBOR (floating rate)	3.28% (fixed rate)	6,078
12/18/2018	MXN	2,000,000	Morgan Stanley Capital Services, Inc.	TIIE (floating rate)	5.44% (fixed rate)	1,865
11/7/2018	MXN	17,104,000	Merrill Lynch Capital Services	TIIE (floating rate)	5.5% (fixed rate)	8,908
11/1/2023	MXN	10,242,000	Merrill Lynch Capital Services	6.94% (fixed rate)	TIIE (floating rate)	2,483
6/13/2017	ZAR	1,040,000	JPMorgan Chase Bank N.A.	7.80% (fixed rate)	CDI (floating rate)	395
6/18/2017	ZAR	1,653,000	Merrill Lynch Capital Services	7.92% (fixed rate)	CDI (floating rate)	3,135
7/25/2018	THB	6,591,000	JPMorgan Chase Bank N.A.	3.35% (fixed rate)	CDI (floating rate)	3,208

						$28,069

Liability Derivatives
Interest Rate Swap Agreements
12/15/2023	MXN	3,500,000	Citibank	6.85% (fixed rate)	TIIE (floating rate)	$(1,812)
12/16/2023	PLN	750,000	Morgan Stanley Capital Services, Inc.	4.2% (fixed rate)	CDI (floating rate)	(4,736)
6/14/2017	ZAR	4,007,000	JPMorgan Chase Bank N.A.	7.55% (fixed rate)	CDI (floating rate)	(442)
1/2/2018	BRL	600,000	JPMorgan Chase Bank N.A.	12.08% (fixed rate)	CDI (floating rate)	(4,678)
1/2/2018	BRL	1,500,000	JPMorgan Chase Bank N.A.	11.15% (fixed rate)	CDI (floating rate)	(25,407)

						$(37,075)

At January 31, 2014, the fund had cash collateral of $76,041 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $36,307,734)	$31,944,975
Underlying affiliated funds, at cost and value	1,537,222
Total investments, at value (identified cost, $37,844,956)	$33,482,197
Restricted cash	76,041
Foreign currency, at value (identified cost, $2,158)	2,101
Receivables for
Forward foreign currency exchange contracts	287,858
Investments sold	152,896
Fund shares sold	36,072
Interest	621,279
Swaps, at value	28,069
Receivable from investment adviser	20,716
Other assets	6,503
Total assets	$34,713,732
Liabilities
Payables for
Distributions	$30,980
Forward foreign currency exchange contracts	464,908
Daily variation margin on open futures contracts	14,398
Investments purchased	120,251
Fund shares reacquired	115,077
Swaps, at value	37,075
Payable to affiliates
Shareholder servicing costs	10,183
Distribution and service fees	53
Payable for independent Trustees’ compensation	146
Deferred country tax expense payable	15,688
Accrued expenses and other liabilities	77,734
Total liabilities	$886,493
Net assets	$33,827,239
Net assets consist of
Paid-in capital	$42,382,891
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $890 deferred country tax)	(4,608,463)
Accumulated net realized gain (loss) on investments and foreign currency	(3,185,902)
Accumulated distributions in excess of net investment income	(761,287)
Net assets	$33,827,239
Shares of beneficial interest outstanding	4,076,350

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,239,227	511,178	$8.29
Class B	289,977	34,944	8.30
Class C	1,853,623	223,358	8.30
Class I	26,950,165	3,247,330	8.30
Class R1	90,456	10,893	8.30
Class R2	104,437	12,580	8.30
Class R3	118,796	14,311	8.30
Class R4	92,640	11,162	8.30
Class R5	87,918	10,594	8.30

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.70 [100 / 95.25 x $8.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,284,649
Dividends from underlying affiliated funds	848
Foreign taxes withheld	(8,916)
Total investment income	$1,276,581
Expenses
Management fee	$146,609
Distribution and service fees	21,028
Shareholder servicing costs	13,140
Administrative services fee	8,823
Independent Trustees’ compensation	626
Custodian fee	55,072
Shareholder communications	7,918
Audit and tax fees	32,416
Legal fees	220
Registration fees	56,010
Miscellaneous	10,531
Total expenses	$352,393
Fees paid indirectly	(13)
Reduction of expenses by investment adviser and distributor	(136,423)
Net expenses	$215,957
Net investment income	$1,060,624
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(1,904,061)
Futures contracts	143,744
Swap agreements	(40,354)
Foreign currency	(7,842)
Net realized gain (loss) on investments and foreign currency	$(1,808,513)
Change in unrealized appreciation (depreciation)
Investments (net of $890 increase in deferred country tax)	$(1,264,698)
Futures contracts	(138,495)
Swap agreements	25,993
Translation of assets and liabilities in foreign currencies	(238,080)
Net unrealized gain (loss) on investments and foreign currency translation	$(1,615,280)
Net realized and unrealized gain (loss) on investments and foreign currency	$(3,423,793)
Change in net assets from operations	$(2,363,169)

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	1/31/14	7/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$1,060,624	$2,120,637
Net realized gain (loss) on investments and foreign currency	(1,808,513)	(2,186,161)
Net unrealized gain (loss) on investments and foreign currency translation	(1,615,280)	(3,473,720)
Change in net assets from operations	$(2,363,169)	$(3,539,244)
Distributions declared to shareholders
From net investment income	$(1,166,957)	$(1,225,577)
From net realized gain on investments	—	(138,432)
From tax return of capital	—	(919,306)
Total distributions declared to shareholders	$(1,166,957)	$(2,283,315)
Change in net assets from fund share transactions	$(4,634,051)	$20,585,401
Total change in net assets	$(8,164,177)	$14,762,842
Net assets
At beginning of period	41,991,416	27,228,574
At end of period (including accumulated distributions in excess of net investment income of $761,287 and $654,954, respectively)	$33,827,239	$41,991,416

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.10		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.44	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		(0.73)	(0.13)
Total from investment operations	$(0.55)		$(0.29)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.24)	$(0.22)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.17)	(0.07)
Total distributions declared to shareholders	$(0.26)		$(0.44)	$(0.29)
Net asset value, end of period (x)	$8.29		$9.10	$9.83
Total return (%) (r)(s)(t)(x)	(6.14	)(n)	(3.21)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.76	2.24	(a)
Expenses after expense reductions (f)	1.23	(a)	1.23	1.25	(a)
Net investment income	5.31	(a)	4.41	2.92	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$4,239		$11,247	$1,775

See Notes to Financial Statements

21

Financial Highlights – continued

Class B	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		(0.73)	(0.14)
Total from investment operations	$(0.58)		$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.19)	$(0.16)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.14)	(0.06)
Total distributions declared to shareholders	$(0.23)		$(0.36)	$(0.22)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(t)(x)	(6.51	)(n)	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	2.49	3.11	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	2.00	(a)
Net investment income	4.54	(a)	3.66	2.18	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$290		$417	$172

See Notes to Financial Statements

22

Financial Highlights – continued

Class C	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		(0.74)	(0.13)
Total from investment operations	$(0.58)		$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.19)	$(0.16)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.14)	(0.06)
Total distributions declared to shareholders	$(0.23)		$(0.36)	$(0.22)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(t)(x)	(6.51	)(n)	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	2.55	3.08	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	2.00	(a)
Net investment income	4.54	(a)	3.88	2.14	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$1,854		$1,927	$248

See Notes to Financial Statements

23

Financial Highlights – continued

Class I	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.46	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		(0.71)	(0.13)
Total from investment operations	$(0.54)		$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.25)	$(0.23)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.19)	(0.08)
Total distributions declared to shareholders	$(0.27)		$(0.47)	$(0.31)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(x)	(6.03	)(n)	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.47	2.05	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	(a)
Net investment income	5.53	(a)	4.56	3.14	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$26,950		$27,883	$24,630

See Notes to Financial Statements

24

Financial Highlights – continued

Class R1	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.34	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.78)		(0.70)	(0.14)
Total from investment operations	$(0.58)		$(0.36)	$0.05
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.19)	$(0.16)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.14)	(0.06)
Total distributions declared to shareholders	$(0.23)		$(0.36)	$(0.22)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(x)	(6.51)	(n)	(3.84)	0.57	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	2.49	3.16	(a)
Expenses after expense reductions (f)	2.00	(a)	2.00	2.00	(a)
Net investment income	4.54	(a)	3.41	2.20	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$90		$97	$101

See Notes to Financial Statements

25

Financial Highlights – continued

Class R2	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.39	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		(0.70)	(0.13)
Total from investment operations	$(0.56)		$(0.31)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.22)	$(0.20)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.16)	(0.07)
Total distributions declared to shareholders	$(0.25)		$(0.41)	$(0.27)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(x)	(6.27	)(n)	(3.35)	1.03	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.00	2.65	(a)
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	(a)
Net investment income	5.04	(a)	3.93	2.70	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$104		$109	$101

See Notes to Financial Statements

26

Financial Highlights – continued

Class R3	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.42	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		(0.70)	(0.13)
Total from investment operations	$(0.55)		$(0.28)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.24)	$(0.22)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.17)	(0.07)
Total distributions declared to shareholders	$(0.26)		$(0.44)	$(0.29)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(x)	(6.15	)(n)	(3.11)	1.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.74	2.40	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	(a)
Net investment income	5.28	(a)	4.21	2.95	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$119		$120	$101

See Notes to Financial Statements

27

Financial Highlights – continued

Class R4	Six months ended 1/31/14 (unaudited)		Year ended 7/31/13	Period ended 7/31/12 (c)
Net asset value, beginning of period	$9.11		$9.83	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.44	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		(0.69)	(0.13)
Total from investment operations	$(0.54)		$(0.25)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.25)	$(0.23)
From net realized gain on investments	—		(0.03)	—
From tax return of capital	—		(0.19)	(0.08)
Total distributions declared to shareholders	$(0.27)		$(0.47)	$(0.31)
Net asset value, end of period (x)	$8.30		$9.11	$9.83
Total return (%) (r)(s)(x)	(6.03	)(n)	(2.86)	1.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.49	2.15	(a)
Expenses after expense reductions (f)	1.00	(a)	1.00	1.00	(a)
Net investment income	5.54	(a)	4.41	3.20	(a)
Portfolio turnover	59	(n)	188	75	(n)
Net assets at end of period (000 omitted)	$93		$99	$101

See Notes to Financial Statements

28

Financial Highlights – continued

Class R5	Six months ended 1/31/14 (unaudited)		Period ended 7/31/13 (i)
Net asset value, beginning of period	$9.11		$10.10
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		(0.96	)(g)
Total from investment operations	$(0.54)		$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.19)
From net realized gain on investments	—		(0.03)
From tax return of capital	—		(0.14)
Total distributions declared to shareholders	$(0.27)		$(0.36)
Net asset value, end of period (x)	$8.30		$9.11
Total return (%) (r)(s)(x)	(6.00	)(n)	(6.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.46	(a)
Expenses after expense reductions (f)	0.95	(a)	0.96	(a)
Net investment income	5.59	(a)	4.96	(a)
Portfolio turnover	59	(n)	188
Net assets at end of period (000 omitted)	$88		$94

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, December 3, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) –Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 (“ASU 2013-08”) Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements which is effective for interim and annual

30

Notes to Financial Statements (unaudited) – continued

reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

31

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$469	$—	$—	$469
Non-U.S. Sovereign Debt	—	26,125,048	—	26,125,048
Foreign Bonds	—	5,819,458	—	5,819,458
Mutual Funds	1,537,222	—	—	1,537,222
Total Investments	$1,537,691	$31,944,506	$—	$33,482,197

Other Financial Instruments
Futures Contracts	$(33,033)	$—	$—	$(33,033)
Swap Agreements	—	(9,006)	—	(9,006)
Forward Foreign Currency Exchange Contracts	—	(177,050)	—	(177,050)

32

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

33

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(33,033)
Interest Rate	Interest Rate Swaps	28,069	(37,075)
Interest Rate	Purchased Interest Rate Options	469	—
Foreign Exchange	Forward Foreign Currency Exchange	287,858	(464,908)
Total		$316,396	$(535,016)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$143,744	$(40,354)	$—	$(512)
Foreign Exchange	—	—	79,370	(10,019)
Total	$143,744	$(40,354)	$79,370	$(10,531)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(138,495)	$25,993	$—	$(2,458)
Foreign Exchange	—	—	(228,960)	—
Total	$(138,495)	$25,993	$(228,960)	$(2,458)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the

34

Notes to Financial Statements (unaudited) – continued

non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of January 31, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(14,398)
Swaps, at value	28,069	(37,075)
Forward Foreign Currency Exchange Contracts	287,858	(464,908)
Purchased Options	469	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$316,396	$(516,381)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	78,837	(91,170)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$237,559	$(425,211)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

35

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at January 31, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$81,952	(51,501)	—	—	$30,451
Citibank N.A.	21,230	(21,230)	—	—	—
Deutsche Bank AG	24,631	(24,631)	—	—	—
Goldman Sachs International	13,530	(13,530)	—	—	—
JP Morgan Chase Bank N.A.	71,464	(71,464)	—	—	—
Merrill Lynch International	14,995	—	—	—	14,995
Morgan Stanley	9,757	(4,736)	—	—	5,021
Total	$237,559	(187,092)	—	—	$50,467

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at January 31, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(51,501)	51,501	—	—	$—
Citibank N.A.	(46,332)	21,230	—	—	(25,102)
Deutsche Bank AG	(92,765)	24,631	—	—	(68,134)
Goldman Sachs International	(18,599)	13,530	—	—	(5,069)
JP Morgan Chase Bank N.A.	(211,278)	71,464	—	—	(139,814)
Morgan Stanley	(4,736)	4,736	—	—	—
Total	$(425,211)	187,092	—	—	$(238,119)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

36

Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

37

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of

38

Notes to Financial Statements (unaudited) – continued

the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

39

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/13
Ordinary income (including any short-term capital gains)	$1,225,577
Long-term capital gains	138,432
Tax return of capital (b)	919,306
Total distributions	$2,283,315

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

40

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/14
Cost of investments	$38,602,971
Gross appreciation	58,605
Gross depreciation	(5,179,379)
Net unrealized appreciation (depreciation)	$(5,120,774)

As of 7/31/13
Post-October capital loss deferral	(822,470)
Other temporary differences	(350,736)
Net unrealized appreciation (depreciation)	(3,852,320)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Six months ended 1/31/14	Year ended 7/31/13 (i)	Six months ended 1/31/14	Year ended 7/31/13 (i)	Six months ended 1/31/14	Year ended 7/31/13 (i)
Class A	$214,969	$224,682	$—	$25,378	$—	$168,534
Class B	8,971	7,803	—	881	—	5,853
Class C	46,632	26,429	—	2,985	—	19,825
Class I	881,483	954,748	—	107,842	—	716,156
Class R1	2,435	2,036	—	230	—	1,528
Class R2	3,049	2,389	—	270	—	1,792
Class R3	3,584	2,922	—	330	—	2,191
Class R4	2,981	2,633	—	297	—	1,975
Class R5	2,853	1,935	—	219	—	1,452
Total	$1,166,957	$1,225,577	$—	$138,432	$—	$919,306

(i)	For Class R5, the period is from inception, December 3, 2012, through the stated period end.

41

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended January 31, 2014, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2014, this management fee reduction amounted to $370, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%	0.99%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended January 31, 2014, this reduction amounted to $135,040 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,162 for the six months ended January 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

42

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.22%	$9,126
Class B	0.75%	0.25%	1.00%	1.00%	1,765
Class C	0.75%	0.25%	1.00%	1.00%	9,228
Class R1	0.75%	0.25%	1.00%	1.00%	481
Class R2	0.25%	0.25%	0.50%	0.50%	274
Class R3	—	0.25%	0.25%	0.25%	154
Total Distribution and Service Fees					$21,028

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2014, this rebate amounted to $991 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2014, were as follows:

Amount
Class A	$12,752
Class B	—
Class C	657

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2014, the fee was $1,127, which equated 0.0058% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended January 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,013.

43

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2014 was equivalent to an annual effective rate of 0.0452% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $96 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $22, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On November 30, 2012, MFS purchased 9,901 shares of Class R5 for an aggregate amount of $100,000. On September 11, 2013, MFS redeemed 10,651 shares of Class A and 10,512 of Class C for an aggregate amount of $186,974.

At January 31, 2014, MFS held 83%, 100%, 88%, 78%, 100%, and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R3, Class R4, and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $21,029,190 and $24,724,956, respectively.

44

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/14		Year ended 7/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	120,618	$1,073,643	1,172,371	$11,800,338
Class B	1,158	10,220	33,054	335,094
Class C	54,132	476,947	231,507	2,363,333
Class I	534,416	4,745,666	2,703,142	27,363,569
Class R2	300	2,663	1,203	11,659
Class R3	745	6,553	2,304	23,107
Class R5	—	—	9,901	100,000
	711,369	$6,315,692	4,153,482	$41,997,100

Shares issued to shareholders in reinvestment of distributions
Class A	19,561	$172,186	38,820	$379,899
Class B	608	5,337	972	9,539
Class C	3,152	27,624	3,772	36,631
Class I	83,241	729,909	121,426	1,197,844
Class R1	277	2,435	385	3,794
Class R2	348	3,049	452	4,451
Class R3	409	3,584	552	5,443
Class R4	341	2,981	497	4,905
Class R5	326	2,853	367	3,606
	108,263	$949,958	167,243	$1,646,112

Shares reacquired
Class A	(864,754)	$(7,586,036)	(155,987)	$(1,460,367)
Class B	(12,630)	(113,132)	(5,663)	(56,298)
Class C	(45,553)	(399,813)	(48,880)	(468,256)
Class I	(432,305)	(3,800,720)	(2,267,803)	(21,072,890)
	(1,355,242)	$(11,899,701)	(2,478,333)	$(23,057,811)

Net change
Class A	(724,575)	$(6,340,207)	1,055,204	$10,719,870
Class B	(10,864)	(97,575)	28,363	288,335
Class C	11,731	104,758	186,399	1,931,708
Class I	185,352	1,674,855	556,765	7,488,523
Class R1	277	2,435	385	3,794
Class R2	648	5,712	1,655	16,110
Class R3	1,154	10,137	2,856	28,550
Class R4	341	2,981	497	4,905
Class R5	326	2,853	10,268	103,606
	(535,610)	$(4,634,051)	1,842,392	$20,585,401

(i)	For Class R5, the period is from inception, December 3, 2012, through the stated period end.

45

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2014, the fund’s commitment fee and interest expense were $124 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,061,264	15,583,507	(17,107,549)	1,537,222

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$848	$1,537,222

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2014

*	Print name and title of each signing officer under his or her signature.